As filed with the Securities and Exchange Commission on [date]



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                 Investment Company Act file number (811-04404)



                               WEISS, PECK & GREER
                                 WPG FUNDS TRUST
               (Exact name of registrant as specified in charter)



                               ONE NEW YORK PLAZA
                                   31ST FLOOR
                               NEW YORK, NY 10004
               (Address of principal executive offices) (Zip code)


                                 JOSEPH REARDON
                               ONE NEW YORK PLAZA
                                   31ST FLOOR
                               NEW YORK, NY 10004
                     (Name and address of agent for service)



Registrant's telephone number, including area code:  212-908-9775


Date of fiscal year end:
                         -----------------


Date of reporting period:  JUNE 30, 2003


Item 1. Report to Stockholders.


                              WEISS, PECK & GREER

                                  INVESTMENTS

                            MEMBER OF % REBECO GROUP
                          INTERNATIONAL ASSET MANAGERS


                            M U T U A L   F U N D S


                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2003
                                   (UNAUDITED)

                                 WPG TUDOR FUND

                           WPG LARGE CAP GROWTH FUND

                          WPG QUANTITATIVE EQUITY FUND

                               WPG CORE BOND FUND

                      WPG INTERMEDIATE MUNICIPAL BOND FUND

                        WPG GOVERNMENT MONEY MARKET FUND

                         WPG TAX FREE MONEY MARKET FUND



                               ONE NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004
                                  800 223-3332

WEISS, PECK & GREER MUTUAL FUNDS

TABLE OF CONTENTS

     Major Portfolio Changes - Equity Funds . . . . . . . . . . . . . . . .  2
     Average Annual Total Returns . . . . . . . . . . . . . . . . . . . . .  3
     Ten Largest Holdings . . . . . . . . . . . . . . . . . . . . . . . . .  5
     Schedules of Investments:
          WPG Tudor Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 7
          WPG Large Cap Growth Fund . . . . . . . . . . . . . . . . . . . .  9
          WPG Quantitative Equity Fund . . . . . . . . . . . . . . . . . .  11
          WPG Core Bond Fund . . . . . . . . . . . . . . . . . . . . . . .  13
          WPG Intermediate Municipal Bond Fund . . . . . . . . . . . . . .  16
          WPG Government Money Market Fund . . . . . . . . . . . . . . . .  19
          WPG Tax Free Money Market Fund . . . . . . . . . . . . . . . . .  20
     Statements of Assets and Liabilities . . . . . . . . . . . . . . . . . 26
     Statements of Operations . . . . . . . . . . . . . . . . . . . . . . . 28
     Statements of Changes in Net Assets . . . . . . . . . . . . . . . . .  30
     Notes to Financial Statements . . . . . . . . . . . . . . . . . . . .  32
     Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . 39
     Information on Trustees . . . . . . . . . . . . . . . . . . . . . . .  42

          TUDOR
          OBJECTIVE: Capital appreciation.

          LARGE CAP GROWTH
          OBJECTIVE: Long-term growth of capital.

          QUANTITATIVE EQUITY
          OBJECTIVE: Seeks to provide investment results that exceed the
                     S & P 500.

          INTERMEDIATE MUNICIPAL BOND
          OBJECTIVE: High current income consistent with relative stability of principal. Exempt from Federal Income Tax.

          CORE BOND
          OBJECTIVE: High current income consistent with capital preservation.

        * TAX FREE MONEY MARKET
          OBJECTIVE: Maximize current income with preservation of capital and liquidity. Exempt from Federal Income Tax.

        * GOVERNMENT MONEY MARKET
          OBJECTIVE: Maximize current income with preservation of capital and liquidity.

        * Although these Funds are money market funds and attempt to maintain a stable $1.00 net asset value per share, investments in these Funds are neither insured nor guaranteed by the FDIC or any other Government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

WEISS, PECK & GREER MUTUAL FUNDS

MAJOR PORTFOLIO CHANGES - EQUITY FUNDS - SIX MONTHS ENDING JUNE 30, 2003 - (UNAUDITED)

TUDOR FUND

  ADDITIONS
  ---------
  Alaris Medical Inc.
  ChipPAC, Inc.
  Cymer Inc.
  Dot Hill Systems Corp.
  E-Loan Inc.
  Glamis Gold Ltd.
  Integrated Silicon Solution, Inc.
  Netscreen Technologies Inc.
  Omnivision Technologies
  Vitesse Semiconductor Corp.

  DELETIONS
  ---------
  Casual Male Retail Group, Inc.
  Emmis Broadcasting Series
  A J. D. Edwards & Co.
  Meridian Gold Inc.
  NBTY Inc.
  NPS Pharmaceutical Inc.
  Safenet Inc.
  THQ Inc.
  United Online Inc.
  Whole Foods Market Inc.



LARGE CAP GROWTH FUND

  ADDITIONS
  ---------
  Baker Hughes Inc.
  Colgate-Palmolive Co.
  Countrywide Financial Corp.
  First Data Corp.
  General Dynamics Corp.
  Juniper Networks Inc.
  Mercury Interactive Corp.
  Symantec Corp.
  United Healthcare Corp.
  Wal-Mart Stores, Inc.

  DELETIONS
  ---------
  American International Group Inc.
  AmerisourceBergen Corp.
  Broadcom Corporation
  Check Point Software Technologies Ltd.
  Microsoft Corp.
  Principal Financial Group
  The Goldman Sachs Group Inc.
  Walgreen Co.

QUANTITATIVE EQUITY FUND

  ADDITIONS
  ---------
  Andrx Corp.
  Beckman Instruments, Inc.
  Best Buy Co., Inc.
  Campbell Soup Co.
  Capital One Financial Corp.
  Constellation Brands Inc.
  Fox Entertainment Group Inc. Cl A Shares
  McDonalds Corp.
  Monsanto Company
  United Healthcare Corp.

  DELETIONS
  ---------
  Coca-Cola Enterprises
  Darden Restaurants Inc.
  Dell Computer
  Ingersoll Rand Co.
  MBNA Corp.
  National City Corp.
  Pepsico, Inc.
  Sara Lee Corp.
  St. Jude Medical, Inc.
  Transocean Offshore Inc.

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003 - (UNAUDITED)

TUDOR


                                     SIX       ONE        FIVE          TEN
                                    MONTHS     YEAR       YEARS*       YEARS*
                                    ------     ----       ------       ------
TUDOR                               16.01%     1.95%     -2.40%        5.11%

Russell 2000 Growth Index           19.33%     0.69%     -4.25%        4.35%

The equity markets found a measure of stability in the first half of 2003. As the United States began its military actions in Iraq, the equity markets responded with an upsurge in performance. The best performing asset class in the first half were small cap growth stocks, which due to their lower prices and low liquidity, had an excellent first half. The WPG Tudor Fund, under-performed the Russell 2000 Growth Index by 3.3% year-to-date (16.0% vs. 19.3%). The Fund under-performed by -0.31% in the second quarter (23.8% vs 24.1%). However, as the market began to retreat from its speculative focus and the micro cap surge began to subside in late May, the Tudor Fund outperformed by 2.0% in June (+3.9% vs. +1.9%). Our strategy added value in the Producer Durables, Technology, and Consumer Discretionary sectors in the second quarter. Energy, Healthcare and Consumer Non-Discretionary were the primary drags on performance.

The Market has begun to refocus on the nation's economic health from its earlier focus on the battlefields of Iraq. Issues such as taxes, interest rates and earnings are now pre-eminent. As the Third quarter begins, earnings reports have begun to trickle out. We remain cautious on the economy but have begun to sense more optimism from our corporate contacts.

LARGE CAP GROWTH

                                 SIX         ONE        FIVE         TEN
                                 MONTHS      YEAR       YEARS*       YEARS*
                                 ------      ----       ------       ------
LARGE CAP GROWTH                 13.41%      -1.50%     -4.91%       7.34%

Russell 1000 Growth Index        13.09%      2.94%      -5.03%       8.29%

The first half of 2003 has been very rewarding to equity investors with all market sectors yielding positive returns. Through June 30, the WPG Large-Cap Growth Fund had returned +13.4%, which compared favorably to the Russell 1000 Growth Index at 13.1%. The second quarter was the best for stocks since the fourth quarter of 1998 and the eighth best quarter since World War II (as measured by the S&P 500 Index).


QUANTITATIVE EQUITY

                                   SIX       ONE         FIVE        TEN
                                  MONTHS     YEAR        YEARS*     YEARS*
                                  ------     ----        ------     ------
QUANTITATIVE EQUITY               12.04%    -1.60%      -1.64%      8.26%

S & P 500 Stock Index             11.77%     0.25%      -1.61%     10.04%

The first half of 2003 was full of contrasts. The markets have faced uncertainty from the war in Iraq, occupations of Afghanistan & Iraq, concerns about deflation and renewed recession, and whipsawing interest rates. The S&P 500 went on a roller coaster ride, down 9% before closing the first quarter down 3.2%, then rising an impressive 15.4% in the second quarter. For the first half, the S&P 500 was up 11.8%. Combined with an effective risk strategy, the portfolio finished the first half ahead of the S&P 500 by 0.3%. Predictive power came primarily from the earnings momentum component, although some valuation factors were helpful. Specifically, FORECAST EARNINGS TO PRICE and BOOK VALUE TO PRICE made strong contributions during the first half. ESTIMATE MOMENTUM as well as DOWNWARD REVISIONS also added value.


CORE BOND

                                      SIX         ONE        FIVE        TEN
                                     MONTHS       YEAR       YEARS*     YEARS*
                                     ------       ----       ------     ------
CORE BOND                             4.64%      12.02%      8.00%      6.12%

Lehman Aggregate Index                3.93%      10.40%      7.55%      7.21%
Morningstar Intermediate-Term Bond    4.56%      10.11%      6.31%      6.38%

Interest rates continued to fall in the U.S. treasury market as continued sluggish GDP growth and declining inflation combined to keep the bond market rally in tact. The drop in rates was across the entire yield curve with the 5 year note leading the way. The yield on the 5 year dropped 32 basis points, going from 2.73% to 2.41%. Both the 2 year and 10 year treasury notes rallied 30 basis points, while the 30 year bond went from a 4.78% yield to a 4.56% yield, dropping by 22 basis points. In non-treasury sectors, corporate bonds outperformed treasuries by 55 basis points generating 347 basis points of positive excess return. This was a continuation of the strong rally in the fourth quarter of last year when spreads tightened by 49 basis points. Outperformance in the Fund was primarily attributable to the corporate sector as opportunistic overweights, proper subsector allocation and security selection added strongly to performance. Positioning in the mortgage backed securities sector also added materially to returns as did our yield curve strategy. Asset backed securities modestly added to returns while agencies modestly detracted from performance. All other strategies and sector positioning had a minimal impact on performance.

*Annualized.

WEISS, PECK & GREER MUTUAL FUNDS


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2003 - (UNAUDITED)

INTERMEDIATE MUNICIPAL BOND

                                     SIX         ONE         FIVE       TEN
                                    MONTHS       YEAR       YEARS*     YEARS*
                                    ------       ----       ------     ------
INTERMEDIATE MUNICIPAL BOND          3.35%       7.72%       5.77%      5.59%

Lehman Brothers 3-10 Year
     Bond Index                      3.43%       7.80%       6.11%      5.94%
Lipper Intermediate Muni
     Funds Average                   3.08%       7.24%       5.29%      5.43%


Fixed Income investors experienced significant volatility during the first half of 2003. Uncertainties surrounding the war against Iraq gave way to uncertainties regarding the economy. Ultimately, concerns over the economy caused participants to price in a 50 bp ease by the Federal Reserve Board. When the Fed lowered the target by only 25 bps in mid-June, the market sold off violently.

State credits remained under pressure. California, in particular, saw the value of its bonds decline relative to other states due to an inability to come to grips with a significant budget deficit. In addition to credit erosion, the municipal market also had to deal with record supply of new issuance for the six months. Given this confluence of negative events, municipals should have performed poorly relative to other fixed income assets; however, municipals ended the period at identical relative value measures as were in place at the beginning of the year.

The Fund produced strong numbers relative to the average Lipper Intermediate Term Fund, posting a return of 3.35% versus the average Fund's return of 3.08%. These results were attained by maintaining a tight control on the Fund's duration, allowing the Fund to avoid being whipsawed by the volatile swings in yields. The Fund modestly underperformed its unmanaged index, which had a return of 3.43% for the period.


    Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and the indices (except as noted below) assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. The S&P 500 Stock Index is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The Russell 1000 Growth Index measures the performance of those companies with an approximate median market capitalization of $3.2 billion that have higher than average price-to-book ratios and higher than average forcasted growth values. The Russell 2000 Growth Index is a measurement of changes in stock market conditions based on the average performance of small U.S. growth oriented securities with a median market capitalization of approximately $800 million. Lipper Analytical Services (Lipper) and Morningstar compare mutual funds according to overall performance, investment objectives, investment policies, assets, expense levels, periods of existence and other factors. The Lehman Brothers Aggregate Index is a market weighted blend of all investment grade corporate issues, all mortgage securities and all government issues. The Lehman Brothers 3-10 year Muni Bond Index is a broad based index which contains all securities in the Lehman Municipal Bond Index with maturities from 3-10 years.


   * Annualized.

WEISS, PECK & GREER MUTUAL FUNDS

TEN LARGEST HOLDINGS AT JUNE 30, 2003* - (UNAUDITED)

                                                            MARKET      PERCENT
                                                             VALUE         OF
TUDOR FUND                                                  (000'S)       FUND
--------------------------------------------------------------------------------
Fair, Isaac Corp. .................................        $ 1,582        3.0%
FSI International, Inc. ...........................          1,250        2.3%
Neoware Systems Inc. ..............................          1,108        2.1%
Alliance Gaming Corp. .............................          1,082        2.0%
Hubco, Inc ........................................          1,031        1.9%
MDC Holdings, Inc .................................            924        1.7%
XTO Energy Inc. ...................................            897        1.7%
Take Two Interactive Software, Inc. ...............            890        1.7%
E-Loan Inc ........................................            825        1.5%
American Italian Pasta Co Cl A ....................            816        1.5%
                                                           -------       -----
                                                           $10,405       19.4%
                                                           =======       =====



                                                        MARKET         PERCENT
                                                         VALUE            OF
LARGE CAP GROWTH FUND                                   (000'S)          FUND
--------------------------------------------------------------------------------
Pfizer Inc. .................................           $ 2,860           6.1%
Amgen, Inc. .................................             2,286           4.9%
Cisco Systems Inc. ..........................             2,076           4.4%
Carnival Corp. ..............................             2,061           4.4%
General Electric Co. ........................             1,804           3.9%
Viacom Inc. Cl B ............................             1,751           3.8%
KLA-Tencor Corp. ............................             1,650           3.5%
Wal-Mart Stores, Inc. .......................             1,632           3.5%
Citigroup Inc ...............................             1,549           3.3%
Schlumberger Ltd ............................             1,527           3.3%
                                                        -------          -----
                                                        $19,196          41.1%
                                                        =======          =====




                                                          MARKET        PERCENT
                                                           VALUE           OF
QUANTITATIVE EQUITY FUND                                  (000'S)         FUND
--------------------------------------------------------------------------------
Citigroup Inc ....................................         $  537         3.4%
Microsoft Corp. ..................................            487         3.1%
Exxon Mobil Corp. ................................            472         3.0%
General Electric Co. .............................            426         2.7%
International Business Machines ..................            421         2.6%
Intel Corp. ......................................            420         2.6%
Pfizer Inc. ......................................            388         2.4%
Merck & Co Inc. ..................................            383         2.4%
Procter & Gamble Co ..............................            361         2.3%
Bankamerica Corp. ................................            320         2.0%
                                                           ------        -----
                                                           $4,215        26.5%
                                                           ======        =====

WEISS, PECK & GREER MUTUAL FUNDS

TEN LARGEST HOLDINGS AT JUNE 30, 2003* - (UNAUDITED) - CONTINUED


                                                                 MARKET  PERCENT
                                                                  VALUE      OF
CORE BOND FUND                                                   (000'S)    FUND
--------------------------------------------------------------------------------
Federal National Mortgage Association Discount Note Due 7/14/03  $ 9,889    8.7%
U. S. Treasury Note 5.875% Due 11/15/04 .......................    7,615    6.7%
U. S. Treasury Note 6.000% Due 8/15/04 ........................    7,190    6.4%
Federal National Mortgage Association TBA 6.500% Due 7/1/33 ...    6,007    5.3%
Federal National Mortgage Association TBA 5.000% Due 7/1/18 ...    5,799    5.1%
Federal National Mortgage Association TBA 5.500% Due 7/1/18 ...    5,717    5.0%
U. S. Treasury Note 5.625% Due 2/15/06 ........................    5,103    4.5%
U. S. Treasury Note 3.875% Due 2/15/13 ........................    5,027    4.4%
Federal National Mortgage Association TBA 5.000% Due 7/1/33 ...    4,150    3.7%
Federal National Mortgage Association TBA 4.500% Due 7/1/18 ...    3,478    3.1%
                                                                 -------   -----
                                                                 $59,975   52.9%
                                                                 =======   =====


INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Chicago Illinois O'Hare International
     Airport Revenue Refunding -
     2nd Lien Series C
     (MBIA Insured) 5.75% Due 1/1/09 .................       $1,152        5.5%
Los Angeles California Department Water
     & Power Waterworks Revenue System
     Series B 5.13% Due 7/1/16 .......................        1,007        4.8%
New York State Thruway Authority State
     Personal Income Tax Revenue
     Transportation Series A 5.50%
     Due 3/15/13 .....................................          948        4.5%
Oklahoma County Oklahoma Home Finance
     Authority Single Family Refunding
     Subordinated Mortgage Revenue
     Series B 1.87%@ Due 7/1/12 ......................          885        4.2%
Rhode Island Housing & Mortgage
     Finance Corporation Multi-Family
     Housing Revenue Series A 5.70%
     Due 7/1/07 ......................................          875        4.2%
Metropolitan Transportation Authority -
     New York City Tunnel Transitional
     Triborough Bridge & Tunnel Authority
     Series A 5.63% 1/1/12 ...........................          859        4.1%
Louisiana State Office Facilities
     Corporate Lease Revenue Capital
     Complex Program 5.00% Due 5/1/12 ................          847        4.0%
California State General Obligation
     5.25% Due 2/1/14 ................................          827        3.9%
New Orleans Louisiana Public Improvement
     General Obligation 7.20% Due 11/1/08 ............          782        3.7%
Mobile Alabama Water & Sewer Commissioners
     Water & Sewer Revenue 5.25% Due 1/1/13 ..........          762        3.6%
                                                             ------       -----
                                                             $8,944       42.5%
                                                             ======       =====

     * The composition of the largest securities in each portfolio is subject to change.
     @ Indicates yield-to-maturity at June 30, 2003.

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)

 NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                                      TUDOR

                COMMON STOCKS (95.5%)
                CAPITAL GOODS
                ADVERTISING (1.0%)
 92,400*        Valueclick Inc. .................................        $   557
                                                                         -------

                AEROSPACE/DEFENSE (0.9%)
 26,400         EDO Corp. .......................................            467
                                                                         -------

                BIOTECHNOLOGY (0.5%)
 27,100*        Abgenix .........................................            284
                                                                         -------

                COMMUNICATION (3.9%)
 12,500*        Avid Technology Inc .............................            438
102,300*        Emerson Radio Corp. .............................            688
 29,700*        Netscreen Technologies Inc ......................            670
 48,800*        Powerwave Technologies Inc. .....................            306
                                                                         -------
                                                                           2,102
                                                                         -------

                COMPUTER SOFTWARE & SERVICES (6.3%)
 29,525*        Ascential Software Corp. ........................            485
 79,100*        Concurrent Computers Corp. ......................            231
 46,900*      # Dot Hill Systems Corp. ..........................            615
 22,600*        Intermagnetics General Corp. ....................            448
 72,600*        Maxtor Corp. ....................................            545
 23,500*        Practiceworks Inc. ..............................            454
 57,900*        Western Digital Corp. ...........................            596
                                                                         -------
                                                                           3,374
                                                                         -------

                CONSTRUCTION SERVICES (4.0%)
 27,600         Dr. Horton Inc. .................................            776
 19,140         MDC Holdings, Inc. ..............................            924
 13,300         Standard Pacific Corp. ..........................            441
                                                                         -------
                                                                           2,141
                                                                         -------

                ELECTRONICS (6.1%)
 26,400*        Digital River Inc. ..............................            510
  8,700*        Gen-Probe Inc. ..................................            356
112,600*        Integrated Silicon Solution, Inc. ...............            781
 36,100*        MEMC Electronic Materials .......................            354
172,800*        SRS Labs Inc. ...................................            700
 16,000*        Wilson Greatbatch
                   Technologies, Inc. ...........................            578
                                                                         -------
                                                                           3,279
                                                                         -------

                INTERNET CONTENT (0.9%)
 47,500*        Centillium Communication Inc. ...................            471
                                                                         -------

                PHARMACEUTICALS (2.1%)
 39,000*      # Alkermes Inc. ...................................            419
 10,300*        Amylin Pharmaceuticals Inc. .....................            225
 14,000*        OSI Pharmaceuticals Inc. ........................            451
                                                                         -------
                                                                           1,095
                                                                         -------



 NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                                TUDOR (CONTINUED)

                SEMICONDUCTORS (11.2%)
 22,000*        ATMI Inc. .......................................        $   549
 39,900*        Axcelis Technologies Inc. .......................            244
 80,900*        ChipPAC, Inc. ...................................            621
 28,600*        Credence Systems Corp. ..........................            242
 24,700*        Cymer Inc. ......................................            780
320,600*        FSI International, Inc. .........................          1,250
 24,300*      # Omnivision Technologies .........................            758
 35,500*        Pinnacle Systems, Inc. ..........................            380
 19,600*        Varian Semiconductor
                   Equipment Associates, Inc. ...................            583
124,100*        Vitesse Semiconductor Corp. .....................            611
                                                                         -------
                                                                           6,018
                                                                         -------

                TECHNOLOGY (3.4%)
 53,100*        Activision, Inc. ................................            686
  4,800*        Bio-Rad Laboratories, Inc. ......................            266
 31,400*        Take Two Interactive
                  Software, Inc. ................................            890
                                                                         -------
                                                                           1,842
                                                                         -------
                                                                          21,630
                                                                         -------

                CONSUMER
                BUSINESS SERVICES (0.1%)
 26,756*      # Surebeam Corp.-Cl A .............................             71
                                                                         -------

                ENTERTAINMENT (4.1%)
 57,200*        Alliance Gaming Corp. ...........................          1,082
112,600*        Lions Gate Entertainment Corp. ..................            214
 21,300*        RC2 Corp. .......................................            362
 18,800*        Shuffle Master, Inc. ............................            553
                                                                         -------
                                                                           2,211
                                                                         -------

                FOOD (4.0%)
 19,600*        American Italian Pasta Co. Cl A .................            816
 31,700*        Horizon Organic Holding Corp. ...................            755
 20,000*        United Natural Foods Inc. .......................            563
                                                                         -------
                                                                           2,134
                                                                         -------

                HEALTH CARE SERVICES (4.1%)
 10,100*        Edwards Lifesciences Corp. ......................            325
 13,700*        Mid Atlantic Medical Services Inc. ..............            717
 12,000*        Quality Systems, Inc. ...........................            330
 30,000*        The Medicines Co. ...............................            591
  7,000*        Zoll Medical Corp. ..............................            235
                                                                         -------
                                                                           2,198
                                                                         -------



                    See notes to financial statements                     Page 7

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)


 NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                                TUDOR (CONTINUED)

                 MEDICAL BIOTECHNOLOGY (2.2%)
    6,800*       Angiotech Pharmaceuticals Inc. ................       $     277
   25,900*     # Ligand Pharmaceuticals Inc. ...................
                   Class B .....................................             352
    5,300*       Neurocrine Biosciences Inc. ...................             265
   15,100*     # Vital Images Inc. .............................             277
                                                                       ---------
                                                                           1,171
                                                                       ---------

                 MEDICAL - HOSPITALS (1.3%)
   17,500*       Centene Corp. .................................             681
                                                                       ---------

                 MEDICAL EQUIPMENT (3.0%)
   44,900*       Alaris Medical Inc. ...........................             581
   93,400*       Cardiac Science Inc. ..........................             250
    6,200*       Inamed Corporation ............................             333
   13,000*       Possis Medical Inc. ...........................             178
    6,800*       Respironics, Inc. .............................             255
                                                                       ---------
                                                                           1,597
                                                                       ---------

                 OTHER (2.1%)
   21,700        Matthews International
                   Corp.-Cl A ..................................             537
   26,100*       Yankee Candle Co. .............................             606
                                                                       ---------
                                                                           1,143
                                                                       ---------

                 RETAIL (4.0%)
   19,800*       Ann Taylor Stores .............................             573
    8,500*       Dick's Sporting Goods Inc. ....................             312
   21,100*       Mother's Work Inc. ............................             565
   26,700*       The Sports Authority Inc. .....................             286
   11,500*       Urban Outfitters Inc. .........................             413
                                                                       ---------
                                                                           2,149
                                                                       ---------
                                                                          13,355
                                                                       ---------

                 ENERGY
                 NATURAL GAS UTILITIES (0.4%)
   12,200*       Southwestern Energy Co. .......................             183
                                                                       ---------

                 OIL & GAS EXPLORATION (5.9%)
   49,200        Chesapeake Energy Corp. .......................             497
   14,100*       Houston Exploration Co. .......................             489
   19,100*       Pioneer Natural Resources Co. .................             498
   21,800*       Universal Compression Holdings ................             455
    9,400        Valero Energy .................................             342
   44,600        XTO Energy Inc. ...............................             897
                                                                       ---------
                                                                           3,178
                                                                       ---------

                 OIL FIELD SERVICES (1.8%)
   23,600*       Pride International, Inc. .....................             444
   51,800*       Tesco Corp. ...................................             497
                                                                       ---------
                                                                             941
                                                                       ---------
                                                                           4,302
                                                                       ---------






 NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                                TUDOR (CONTINUED)


                 INTERMEDIATE GOODS & SERVICES
                 APPLICATIONS SOFTWARE (5.1%)
   15,700*       Integrated Circuit Systems, Inc. ..............       $     493
   45,900*       Magma Design Automation, Inc. .................             787
   72,200*     # Neoware Systems Inc. ..........................           1,108
   63,000*       Pervasive Software, Inc. ......................             337
                                                                       ---------
                                                                           2,725
                                                                       ---------

                 DATA SERVICES (4.5%)
   24,400*       Factual Data Corp. ............................             424
   30,750        Fair, Isaac Corp. .............................           1,582
   25,300*       SPSS Inc. .....................................             424
                                                                       ---------
                                                                           2,430
                                                                       ---------

                 ENGINEERING (0.8%)
    8,600*       Emcor Group, Inc. .............................             424
                                                                       ---------

                 GOLD & SILVER (2.2%)
   64,600*       Glamis Gold Ltd. ..............................             741
   93,400        Iamgold Corporation ...........................             461
                                                                       ---------
                                                                           1,202
                                                                       ---------

                 TRANSPORTATION (1.0%)
   13,100        Teekay Shipping Marshall Island ...............             562
                                                                       ---------
                                                                           7,343
                                                                       ---------

                 INTEREST SENSITIVE
                 BANKS (5.0%)
   10,570        Commerce Bancorp Inc. .........................             392
   19,100        First Niagara Financial Group .................             267
   30,200        Hubco, Inc. ...................................           1,031
    9,400        Resource Bankshares Corp. .....................             322
   28,055        Washington Federal Inc. .......................             649
                                                                       ---------
                                                                           2,661
                                                                       ---------

                 FINANCE (1.5%)
  141,500*     # E-Loan Inc. ...................................             825
                                                                       ---------

                 INSURANCE (0.1%)
    2,400        Odyssey Re Holdings Corp. .....................              50

                 OTHER (2.0%)
1,176,100*       Earthshell Corp. ..............................             482
   30,200*       VCA Antech, Inc. ..............................             591
                                                                       ---------
                                                                           1,073
                                                                       ---------
                                                                           4,609
                                                                       ---------

                 TOTAL COMMON STOCK
                 (Cost $42,434) ................................          51,239
                                                                       ---------


Page 8                  See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)


 NUMBER                                                                   VALUE
OF WARRANTS     SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                                TUDOR (CONTINUED)

                 WARRANTS (0.0%)
                   (Cost $0)
   94,750*       Cambior Inc. ..................................       $      6
                                                                       --------

PRINCIPAL
AMOUNT
(000'S)
-------
                 FIXED INCOME (0.1%)
                 (Cost $7)
  $ 38           Microstrategy Inc.
                   7.500% Due 6/24/07 ..........................             43
                                                                       --------

                 REPURCHASE AGREEMENTS (4.6%)
                    (Cost $2,490)
                    Lehman Brothers
                    1.000% Due 7/1/03
                    with proceeds at maturity
                    of $2,490 (collateralized
                    by 2,295 United States
                    Treasury Note 6.750% Due
                    5/15/05 with value of $2,548) ..............          2,490
                                                                       --------

                 TOTAL INVESTMENTS (100.2%)
                 (Cost $44,931) ................................         53,778

                 LIABILITIES IN EXCESS
                 OF OTHER ASSETS (-0.2%) .......................           (109)
                                                                       --------

                 TOTAL NET ASSETS (100.0%) .....................        $53,669
                                                                       ========


*Non-income producing securities.

#Portion of security out on loan (See Note 3).



 NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                                LARGE CAP GROWTH

                COMMON STOCKS (96.2%)
                CAPITAL GOODS
                AEROSPACE/DEFENSE (2.2%)
14,100          General Dynamics Corp. ..........................         $1,022
                                                                          ------

                OTHER (3.9%)
62,900          General Electric Co. ............................          1,804
                                                                          ------
                                                                           2,826
                                                                          ------

                CONSUMER
                CONSUMER CYCLICALS (6.7%)
63,400          Carnival Corp. ..................................          2,061
27,300          Harley Davidson, Inc. ...........................          1,088
                                                                          ------
                                                                           3,149
                                                                          ------

                CONSUMER NON-DURABLES (2.0%)
16,100          Colgate-Palmolive Co. ...........................            933
                                                                          ------

                RETAIL (3.5%)
30,400          Wal-Mart Stores, Inc. ...........................          1,632
                                                                          ------
                                                                           5,714
                                                                          ------

                HEALTH CARE
                DRUGS (23.9%)
34,400*         Amgen, Inc. .....................................          2,286
 4,800*         Boston Scientific Corp. .........................            293
 8,700*         Forest Laboratories, Inc. .......................            476
10,100*         Genzyme Corp. ...................................            422
21,000*         Gilead Sciences Inc. ............................          1,167
22,700          Johnson & Johnson ...............................          1,174
12,200*         Medimmune Inc. ..................................            444
83,740          Pfizer Inc. .....................................          2,860
28,300          Wyeth ...........................................          1,289
16,000*         Zimmer Holdings, Inc. ...........................            721
                                                                          ------
                                                                          11,132
                                                                          ------

                OTHER (2.1%)
 9,400          United Healthcare Corp. .........................            472
 6,000*         Wellpoint Health Network ........................            506
                                                                          ------
                                                                             978
                                                                          ------
                                                                          12,110
                                                                          ------



                      See notes to financial statements                   Page 9

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)


NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                          LARGE CAP GROWTH (CONTINUED)

                 INTEREST SENSITIVE
                 BANKS (2.5%)
   6,300         Golden West Financial Corp. ..................        $    504
  19,300         North Fork Bancorporation ....................             657
                                                                       --------
                                                                          1,161
                                                                       --------

                 INSURANCE (2.1%)
  12,700         Everest Re Group Ltd. ........................             972
                                                                       --------

                 OTHER (6.1%)
  36,200         Citigroup Inc. ...............................           1,549
  18,500         Countrywide Financial Corp. ..................           1,287
                                                                       --------
                                                                          2,836
                                                                       --------
                                                                          4,969
                                                                       --------

                 MEDIA
                 BROADCASTING/ADVERTISING (10.2%)
  35,500*        Clear Channel Communications .................           1,505
  49,900*        Univision Communications Inc. ................           1,517
  40,100*        Viacom Inc. Cl B .............................           1,751
                                                                       --------
                                                                          4,773
                                                                       --------

                 NATURAL RESOURCES
                 ENERGY & RELATED (4.2%)
  13,000         Baker Hughes Inc. ............................             436
  32,100         Schlumberger Ltd. ............................           1,527
                                                                       --------
                                                                          1,963
                                                                       --------

                 TECHNOLOGY
                 COMPUTER SOFTWARE & SERVICES (13.2%)
 124,400*        Cisco Systems Inc. ...........................           2,076
  89,400*        EMC Corp. ....................................             936
  18,500         First Data Corp. .............................             767
  50,200*        Juniper Networks Inc. ........................             621
  22,600*        Mercury Interactive Corp. ....................             872
  20,200*        Symantec Corp. ...............................             886
                                                                       --------
                                                                          6,158
                                                                       --------

                 SEMICONDUCTORS (13.6%)
  38,400*        Analog Devices, Inc. .........................           1,337
  42,100*        Applied Materials, Inc. ......................             668
  35,500*        KLA-Tencor Corp. .............................           1,650
  20,700         Linear Technology Corp. ......................             667
  31,700         Maxim Integrated Products ....................           1,084
  53,200         Texas Instruments, Inc. ......................             936
                                                                       --------
                                                                          6,342
                                                                       --------
                                                                         12,500
                                                                       --------

                 TOTAL COMMON STOCK
                 (Cost $39,433) ...............................          44,855
                                                                       --------




PRINCIPAL
AMOUNT                                                                   VALUE
(000's)                                                                 (000's)
--------------------------------------------------------------------------------

                          LARGE CAP GROWTH (CONTINUED)



                 EURODOLLAR DEPOSIT (4.0%)
                   (Cost $1,843)
$  1,843         Societe Generale Bank
                   1.200% Due 7/1/03 ..........................        $  1,843
                                                                       --------

                 TOTAL INVESTMENTS (100.2%)
                   (Cost $41,276) .............................          46,698

                 LIABILITIES IN EXCESS
                   OF OTHER ASSETS (-0.2%) ....................             (75)
                                                                       --------


                 TOTAL NET ASSETS (100.0%) ....................        $ 46,623
                                                                       ========


* Non-income producing securities.


Page 10                      See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)


NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                               QUANTITATIVE EQUITY



                COMMON STOCKS (100.1%)
                BANKING/FINANCIAL (5.2%)
 4,050          Bankamerica Corp. ...............................         $  320
 4,000          National City Corp. .............................            131
 8,350          US Bancorp ......................................            205
 3,450          Wells Fargo & Co. ...............................            174
                                                                          ------
                                                                             830
                                                                          ------

                BASIC INDUSTRIES (2.7%)
 2,650          Alcan Inc. ......................................             83
11,900          Monsanto Company ................................            258
 4,200*         Pactiv Corporation ..............................             83
                                                                          ------
                                                                             424
                                                                          ------

                BROADCAST (1.2%)
 6,700*         Fox Entertainment Group Inc. ....................
                Cl A Shares .....................................            193
                                                                          ------

                CAPITAL GOODS (0.7%)
 2,500          Deere & Co. .....................................            114
                                                                          ------

                CONSUMER CYCLICALS (7.1%)
 2,300          Black & Decker Corp. ............................            100
 4,800          Dana Corp. ......................................             55
 7,200          Ford Motor Co. ..................................             79
 2,600          General Motors Corp. ............................             94
 3,200          Home Depot, Inc. ................................            106
 9,450*         Kroger Co. ......................................            158
 4,600          Mattel, Inc. ....................................             87
 4,600          Sears Roebuck & Co. .............................            155
 5,350          Wal-Mart Stores Inc. ............................            287
                                                                          ------
                                                                           1,121
                                                                          ------

                CONSUMER NON-CYCLICALS (5.2%)
 3,475          Altria Group Inc. ...............................            158
 6,300          Coca-Cola Enterprises ...........................            114
 6,100*         Constellation Brands Inc. .......................            192
 4,050          Procter & Gamble Co. ............................            361
                                                                          ------
                                                                             825
                                                                          ------

                CONSUMER SERVICES (1.6%)
 5,700*         Viacom Inc. .....................................            249
                                                                          ------

                ELECTRIC SERVICES (1.0%)
 2,500          Exelon Corp. ....................................            150
                                                                          ------

                ELECTRONICS (1.8%)
 4,900*         Arrow Electronics, Inc. .........................             75
 1,700*         Jabil Circuit ...................................             37
 1,600*         L-3 Communications Holdings Inc. ................             70
17,000*         Sanmina-Sci Corp. ...............................            107
                                                                          ------
                                                                             289
                                                                          ------




NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                         QUANTITATIVE EQUITY (CONTINUED)


                ELECTRONICS - SEMICONDUCTORS (2.6%)
20,200          Intel Corp. .....................................         $  420
                                                                          ------

                ENERGY (4.8%)
13,150          Exxon Mobil Corp. ...............................            472
 3,000          Occidental Petroleum Corp. ......................            101
 3,150          PPL Corp. .......................................            135
 1,700          Valero Energy Corp. .............................             62
                                                                          ------
                                                                             770
                                                                          ------

                ENTERTAINMENT (1.1%)
 1,000*         Electronic Arts .................................             74
11,400*         Park Place Entertainment Corp. ..................            104
                                                                          ------
                                                                             178
                                                                          ------

                FINANCE (11.7%)
 2,250          American International Group Inc. ...............            124
 3,100          Capital One Financial Corp. .....................            152
12,550          Citigroup Inc. ..................................            537
 1,600          Countrywide Financial Corporation ...............            111
 2,475          Fannie Mae ......................................            167
 1,200          Freddie Mac .....................................             61
 7,500          JP Morgan Chase & Co. ...........................            256
 1,900          Lehman Bros Holdings Inc. .......................            126
 4,000          Merrill Lynch & Co., Inc. .......................            187
 3,400          Washington Mutual, Inc. .........................            140
                                                                          ------
                                                                           1,861
                                                                          ------

                FOOD (3.3%)
 7,900          Campbell Soup Co. ...............................            194
 8,700          McDonald's Corp. ................................            192
 6,100*         Smithfield Foods Inc. ...........................            140
                                                                          ------
                                                                             526
                                                                          ------

                HEALTH CARE (10.2%)
 7,300*         Andrx Corp. .....................................            145
 2,000*         Biogen Inc. .....................................             76
 4,750          Johnson & Johnson ...............................            246
 6,700          McKesson Corp. ..................................            239
 6,325          Merck & Co. Inc. ................................            383
11,350          Pfizer Inc. .....................................            388
 1,700*         Wellpoint Health Networks .......................            143
                                                                          ------
                                                                           1,620
                                                                          ------

                HOMEBUILDING (0.6%)
 1,500          Pulte Homes, Inc. ...............................             92
                                                                          ------

                INDUSTRIAL (3.1%)
14,850          General Electric Co. ............................            426
 3,550          Tyco International Ltd. .........................             67
                                                                          ------
                                                                             493
                                                                          ------



                       See notes to financial statements                 Page 11

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)



NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                         QUANTITATIVE EQUITY (CONTINUED)


                INSURANCE (5.0%)
   2,800        Allstate Corp. .................................       $    100
   3,000        Everest Reinsurance ............................            229
   3,300        John Hancock Financial Services ................            101
   4,250        Old Republic International Corp. ...............            146
   2,200*       Oxford Health Plans Inc. .......................             92
   3,200        Torchmark Corp. ................................            119
                                                                       --------
                                                                            787
                                                                       --------

                MEDICAL PRODUCTS (4.0%)
   2,800*       Amgen, Inc. ....................................            186
   3,600        Beckman Instruments, Inc. ......................            146
   4,025        Becton Dickinson & Co. .........................            156
   2,800        United Healthcare Corp. ........................            141
                                                                       --------
                                                                            629
                                                                       --------

                OIL & GAS (1.9%)
   2,300        Anadarko Petroleum Corp. .......................            102
   1,800        Chevron Corporation ............................            130
   1,400        ConocoPhillips .................................             77
                                                                       --------
                                                                            309
                                                                       --------

                RETAIL (3.4%)
   8,100*       Autonation Inc. ................................            127
   3,900*       Best Buy Co., Inc. .............................            171
   2,000        CVS Corp. ......................................             56
   5,100        Gap, Inc. ......................................             96
   3,600        Sherwin Williams Co. ...........................             97
                                                                       --------
                                                                            547
                                                                       --------

                SPECIALTY-PRINTING (0.7%)
   4,400        Donnelley & Sons Co., R.R ......................            115
                                                                       --------

                TECHNOLOGY (14.7%)
  15,900*       Cisco Systems Inc. .............................            265
   2,500        Computer Associates International ..............             56
   5,650*       Computer Sciences Corp. ........................            215
   1,200        First Data Corp. ...............................             50
  10,950        Hewlett Packard Co. ............................            233
   5,100        International Business Machines ................            421
   1,150*       Lexmark International Group Inc.,
                  Cl-A .........................................             81
  19,000        Microsoft Corp. ................................            487
  10,200*       Oracle Corp. ...................................            123
   5,400        Pall Corp. .....................................            122
   3,400        United Technologies Corp. ......................            241
   4,000*       Western Digital Corp. ..........................             41
                                                                       --------
                                                                          2,335
                                                                       --------




NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                 (000'S)
--------------------------------------------------------------------------------

                         QUANTITATIVE EQUITY (CONTINUED)



                TELECOMMUNICATIONS (2.7%)
   1,900        AT&T Corp. .....................................       $     37
   3,500        Bellsouth Corp. ................................             93
   6,500*       Nextel Communications Inc. .....................            117
  12,300        Sprint Corp. ...................................            177
                                                                       --------
                                                                            424
                                                                       --------

                TRANSPORTATION (1.6%)
   1,800        FDX Corp. ......................................            112
   3,900        Norfolk Southern Corp. .........................             75
   1,000        United Parcel Service-Cl B .....................             64
                                                                       --------
                                                                            251
                                                                       --------

                UTILITIES (1.0%)
   3,150        Entergy Corp. ..................................            166
                                                                       --------

                WIRELESS COMMUNICATIONS (1.2%)
   4,850        Verizon Communications .........................            191
                                                                       --------

                TOTAL INVESTMENTS (100.1%)
                  (Cost $14,592) ...............................         15,909

                LIABILITIES IN EXCESS
                  OF OTHER ASSETS (-0.1%) ......................            (18)
                                                                       --------

                TOTAL NET ASSETS (100.0%) ......................       $ 15,891
                                                                       ========


* Non-income producing securities.


Page 12                 See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)

PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                                    CORE BOND


            LONG-TERM SECURITIES
            ASSET BACKED SECURITIES (3.3%)
$  300      Bank One Issuance Trust Series 2002-A4
              Class A4 2.940% Due 6/16/08 ............................    $  308
   500      BMW Vehicle Owner Trust Series
              2003-A Class A4 2.530% Due 2/25/08 .....................       506
   750      Citibank Credit Card Issuance
              Trust Series 2003-A3 Class A3
              3.100% Due 3/10/10 .....................................       762
 1,000      Citibank Credit Card Issuance
            Trust Series 2003-A7 Class A7
              4.150% Due 7/7/17 ......................................       988
   500      Fleet Credit Card Master Trust II
              Series 2002-C Class A
              2.750% Due 4/15/08 .....................................       512
   620      MBNA Master Credit Card
              Trust Series 2000-I Class A
              6.900% Due 1/15/08 .....................................       686
                                                                          ------

            TOTAL ASSET BACKED SECURITIES
              (Cost $3,729) ..........................................     3,762
                                                                          ------

            CORPORATE DEBENTURES (20.0%)
            BANKING (2.8%)
   780      Bank One Corp. 4.900% Due 4/30/15 ........................       805
   825      HSBC Capital Funding 4.610% Due 6/27/13 ..................       814
 1,300      JP Morgan Chase 5.250% Due 5/1/15 ........................     1,362
 1,110      JP Morgan Chase 7.523%@ Due 7/1/27 .......................       194
                                                                          ------
                                                                           3,175
                                                                          ------

            BASIC INDUSTRIES (0.8%)
   550      Falconbridge Ltd. 5.375% Due 6/1/15 ......................       528
   400      International Paper Co. 5.300% Due 4/1/15 (B) ............       411
                                                                          ------
                                                                             939
                                                                          ------



PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                              CORE BOND (CONTINUED)


            BROADCAST MEDIA & CABLE (0.9%)
$  250      AOL Time Warner 7.625% Due 4/15/31 .....................      $  288
   300      Cox Entertainment 4.375% Due 5/1/08 (B) ................         312
   350      TCI Communications Inc. 8.750% Due 8/1/15 ..............         459
                                                                          ------
                                                                           1,059
                                                                          ------

            BROKERAGE (2.8%)
   950      Merrill Lynch & Co. 3.700% Due 4/21/08 .................         981
 2,110      Morgan Stanley 5.625% Due 1/20/04 ......................       2,161
                                                                          ------
                                                                           3,142
                                                                          ------

            CAPITAL GOODS (0.4%)
   475      Hutchinson Whampoa 6.500% Due 2/13/13 (B) ..............         498
                                                                          ------

            COMMUNICATIONS (2.3%)
    85      AT&T Corp. 8.500% Due 11/15/31 (E) .....................          96
   200      AT&T Wireless 8.750% Due 3/1/31 ........................         247
   350      Deutsche Telekom International Financing
              8.750% Due 6/15/30 (E) ...............................         446
   465      France Telecom 10.000% Due 3/1/31 (E) ..................         643
   200      Sprint Capital Corp. 6.375% Due 5/1/09 .................         219
   230      Sprint Capital Corp. 8.750% Due 3/15/32 ................         275
   700      Verizon Maryland 5.125% Due 6/15/33 ....................         657
                                                                          ------
                                                                           2,583
                                                                          ------

            CONSUMER CYCLICAL (1.1%)
    50      Ford Motor Co. 6.375% Due 2/1/29 .......................          40
   235      Ford Motor Co. 6.625% Due 10/1/28 ......................         196
   175      General Motors Corp. 7.125% Due 7/15/13 ................         174
   675      General Motors Corp. 8.375% Due 7/15/33 ................         663
   100      Pulte Homes Inc. 7.875% Due 06/15/32 ...................         120
                                                                          ------
                                                                           1,193
                                                                          ------




                        See notes to financial statements                Page 13

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)




PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                              CORE BOND (CONTINUED)

                ELECTRIC UTILITIES (2.4%)
$   425         Black Hills Corp. 6.500% Due 5/15/13 ...........         $   424
    435         Centerpoint Energy Houston LLC 6.850%
                  Due 6/1/15 ...................................             436
    200         Duke Capital Corp. 8.000% Due 10/1/19 ..........             232
    685         FPL Energy American Wind, LLC
                  6.639% Due 6/20/23 (B) .......................             697
    550         FirstEnergy Corp.  7.375% Due 11/15/31 .........             616
    250         PSEG Energy 7.750% Due 4/16/07 .................             265
                                                                         -------
                                                                           2,670
                                                                         -------

                ENERGY (1.1%)
    425         Pemex Project Funding Master Trust
                  7.375% Due 12/15/14 (B) ......................             465
    270         Petronas Capital 7.625% Due 10/15/26 (B) .......             311
    385         TXU Energy Co. 7.000% Due 3/15/13 ..............             426
                                                                         -------
                                                                           1,202
                                                                         -------

                FINANCE (2.2%)
    450         Associates Corp. NA 5.750% Due 11/1/03 .........             457
    300         Associates Corp. NA 6.250% Due 11/1/08 .........             345
    305         GMAC 7.250% Due 3/2/11 .........................             313
    325         PHH Corp. 7.125% Due 3/1/13 ....................             374
  1,000         RBS Capital Trust I 4.709% Due 7/1/13 (D) ......           1,001
                                                                         -------
                                                                           2,490
                                                                         -------

                INSURANCE (2.2%)
    710         AXA SA Financial 8.600% Due 12/15/30 ...........             914
  1,120         Monument Global Funding 2.800% Due 7/15/08 .....           1,110
    440         USF&G Capital 8.312% Due 7/1/46 (B) ............             511
                                                                         -------
                                                                           2,535
                                                                         -------

                ECHNOLOGY (0.3%)
    390         Science Applications 5.500% Due 7/1/33 .........             371
                                                                         -------

                TRANSPORTATION (0.5%)
    525         Qantas Airways 5.125% Due 6/20/13 ..............             516
                                                                         -------





PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                              CORE BOND (CONTINUED)



                YANKEE (0.2%)
$   250         United Mexican States 7.500% Due 4/8/33 ........         $   266
                                                                         -------

                TOTAL CORPORATE DEBENTURES
                  (Cost $21,935) ...............................          22,639
                                                                         -------

                U. S. GOVERNMENT OBLIGATIONS (33.9%)
                U. S. TREASURY BONDS (0.7%)
    711         5.375% Due 2/15/31 .............................             801
                                                                         -------

                U. S. TREASURY NOTES (33.2%)
  2,225         2.750% Due 10/31/03 ............................           2,239
  6,815         6.000% Due 8/15/04 .............................           7,190
  7,155         5.875% Due 11/15/04 ............................           7,615
1,145 #         1.500% Due 2/28/05 .............................           1,150
  3,400         1.625% Due 4/30/05 .............................           3,422
  1,750         1.250% Due 5/31/05 .............................           1,749
4,615 #         5.625% Due 2/15/06 .............................           5,103
  1,480         2.625% Due 5/15/08 .............................           1,494
  4,885         3.875% Due 2/15/13 .............................           5,027
  2,605         3.625% Due 5/15/13 .............................           2,625
                                                                         -------
                                                                          37,614
                                                                         -------
                TOTAL U.S. GOVERNMENT OBLIGATIONS
                (Cost $38,432) .................................          38,415
                                                                         -------

                MORTGAGE PASS THROUGH SECURITIES (30.5%)
                FEDERAL NATIONAL MORTGAGE ASSOCIATION (24.1%)
    223         9.000% Due 11/1/10 .............................             240
  1,424         6.500% Due 12/01/14 ............................           1,502
  3,410         4.500% Due 7/1/18 (C) ..........................           3,478
  5,615         5.000% Due 7/1/18 (C) ..........................           5,799
  5,505         5.500% Due 7/1/18 (C) ..........................           5,717
    416         7.500% Due 2/1/31 ..............................             442
  4,085         5.000% Due 7/1/33 (C) ..........................           4,150
  5,760         6.500% Due 7/1/33 (C) ..........................           6,007
                                                                         -------
                                                                          27,335
                                                                         -------

                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.8%)
  2,467         6.500% Due 2/15/24 - 10/15/24 ..................           2,779
    431         7.500% Due 9/15/07 .............................             462
    946         8.000% Due 9/15/17 - 12/15/17 ..................           1,020
                                                                         -------
                                                                           4,261
                                                                         -------
Page 14                     See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                              CORE BOND (CONTINUED)


                OTHER (2.6%)
$   325         Commercial Mortgage Asset Trust Series 1999-C2
                  Class A2 7.550% Due 11/17/32 .................         $   394
    660         First Union Bank Of America
                  Series 2001-C1 Class A2 6.136% Due 3/15/33 ...             757
    655         First Union-Lehman Brothers-
                  Bank Of America Series 1998-C2 Class A2
                  6.560% Due 11/18/35 ..........................             754
    470         GE Capital Commercial Mortgage
                  Corporation Series 2002-1A Class A3
                  6.269% Due 12/10/35 ..........................             543
    490         Mortgage Capital Funding Inc.
                  Series 1998-MC3 Class A2 6.340% Due 11/18/31 .             559
                                                                         -------
                                                                           3,007
                                                                         -------
                TOTAL MORTGAGE PASS THROUGH SECURITIES
                  (Cost $34,039) ...............................          34,603
                                                                         -------

                GOVERNMENT AGENCIES (11.7%)
                FEDERAL NATIONAL MORTGAGE ASSOCIATION (9.9%)
  1,985         3.250% Due 1/29/07 (D) .........................           2,005
  1,580         5.250% Due 3/22/07 (D) .........................           1,622
  2,735         5.250% Due 6/15/06 .............................           3,003
  2,335         2.500% Due 6/15/08 .............................           2,324
    225         4.375% Due 9/15/12 .............................             235
  1,250         4.375% Due 3/15/13 .............................           1,302
    725         4.625% Due 5/1/13 ..............................             746
                                                                         -------
                                                                          11,237
                                                                         -------

                FEDERAL HOME LOAN BANKS (1.8%)
  1,340         2.500% Due 3/15/06 .............................           1,367
    635         3.700% Due 2/14/08 (D) .........................             656
                                                                         -------
                                                                           2,023
                                                                         -------
                TOTAL GOVERNMENT AGENCY SECURITIES
                  (Cost $13,091) ...............................          13,260
                                                                         -------

                SHORT-TERM SECURITIES
                ASSET BACKED SECURITIES (7.9%)
                BANKS (0.5%)
    595         Bank One Issuance Trust Series 2003-A2
                  Class A2 1.360% Due 10/15/08 (A) .............             595
                                                                         -------




PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                              CORE BOND (CONTINUED)


                CREDIT CARDS (5.9%)
 $  330         American Express Master Trust Series 2003-3
                  Class A 1.340% Due 11/15/07 (A) ..............         $   331
    340         American Express Master Trust
                  Series 2000-5 Class A 1.320% Due 4/15/08 (A) .             341
    305         American Express Master Trust Series 2001-7
                  Class A 1.300% Due 2/16/09 (A) ...............             306
  2,410         Chase Manhattan Credit Card Trust
                  Series 2001-5A Class A
                  1.280% Due 2/15/07 (A) .......................           2,411
    450         Citibank Credit Card Master Trust
                  Series 2002-A5 Class A
                  1.160% Due 9/17/07 (A) .......................             450
    580         Discover Card Master Trust I
                  Series 2001-4 Class A 1.270% Due 10/16/06 (A)              580
    210         First USA Credit Card Master Trust
                  Series 1998-4 Class A
                  1.440% Due 3/18/08 (A) .......................             210
    590         First USA Credit Card Master Trust
                  Series 2001-3 Class A
                  1.230% Due 11/19/08 (A) ......................             592
    600         MBNA Master Credit Card Trust
                  Series 1997-C Class A
                  1.290% Due 8/15/06 (A) .......................             600
    415         MBNA Master Credit Card Trust
                  Series 2002 Class A12
                  1.240% Due 4/15/08 (A) .......................             415
    410         Target Credit Card Master Trust
                  Series 2001-1 Class A
                  1.150% Due 7/25/08 (A) .......................             410
                                                                         -------
                                                                           6,646
                                                                         -------

                FINANCE (1.3%)
    210         Student Loan Marketing Association
                  Series 2002-7 Class A1
                  1.190% Due 12/1/04 (A) .......................             210
    415         Student Loan Marketing Association
                  Series 2002-4 Class A2
                  1.150% Due 12/15/09 (A) ......................             415
    420         Student Loan Marketing Association
                  Series 2000-A Class A2
                  1.510% Due 10/28/28 (A) ......................             421
    460         William Street Funding Corp.
                  Series 2003-1 Class A
                  1.590% Due 4/23/06 (A) .......................             462
                                                                         -------
                                                                           1,508
                                                                         -------




                       See notes to financial statements                 Page 15

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                              CORE BOND (CONTINUED)


                REAL ESTATE INVESTMENT
                TRUST (REIT) (0.2%)
   $238         JP Morgan Commercial Mortgage Corp.
                  Series 2000-Fl1 Class A 1.460%
                  Due 4/15/10 (A)(B) ...........................         $   238
                                                                         -------

                TOTAL ASSET BACKED SECURITIES
                  (Cost $8,998) ................................           8,987
                                                                         -------

                GOVERNMENT AGENCY DISCOUNT NOTE
                FEDERAL NATIONAL MORTGAGE ASSOCIATION (8.7%)
                  (Cost $9,889)
  9,892           Discount Note Due 7/14/03 ....................           9,889
                                                                         -------

                REPURCHASE AGREEMENT (2.3%)
                  (Cost $2,567)
  2,567         Lehman Brothers
                  1.000% Due 7/1/03 with proceeds at
                  maturity of $2,567 (collateralized by
                  2,365 United States Treasury Note
                  6.750% Due 5/15/05 with value of $2,626) .....           2,567
                                                                         -------

                TOTAL INVESTMENTS (118.3%)
                  (Cost $132,680) ..............................         134,122
                                                                         -------

                LIABILITIES IN EXCESS OF
                  OTHER ASSETS (-18.3%) ........................        (20,732)
                                                                         -------

                TOTAL NET ASSETS (100.0%) ......................        $113,390
                                                                        ========

(A) Adjustable rate security. Rate stated is as of June 30, 2003. Principal payments on demand at periodic intervals.
(B) SEC Rule 144A Security. Such security has limited markets and is traded among qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
(C)  When issued security.
(D)  Callable security.
(E)  Step Up Net - Coupon moves inverse to credit rating.
#    Portion of security out on loan (see Note 3).
@    Indicates yield-to-maturity at June 30, 2003.




PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                           INTERMEDIATE MUNICIPAL BOND



                ALABAMA (3.6%)
$   670         Mobile Alabama Water & Sewer
                  Commissioners Water & Sewer Revenue
                  5.25% Due 1/1/13 ............................           $  762
                CALIFORNIA (12.5%)
    180         Bay Area Toll Authority
                  California Toll Bridge Revenue
                  San Francisco Bay Area-Series D
                  5.13% Due 4/1/13 ............................              200
    750         California State General Obligation
                  5.25% Due 2/1/14 ............................              827
  1,000         Los Angeles California Department Water & Power
                  Waterworks Revenue System- Series B
                  4.00% Due 7/1/16 ............................            1,007
    350         Los Angeles County California
                  Metropolitan Transportation
                  Authority Sales Tax Revenue
                  Refunding-Proposition A First
                  Tier Senior-Series A 5.00% Due 7/1/14 .......              395
    175         Santa Monica-Malibu University
                  School District California Refunding
                  5.25% Due 8/1/14 ............................              201
                COLORADO (0.7%)
    145         Westminster Colorado Multi-Family
                  Revenue Refunding Housing
                  Oasis Wexford Apts Project 5.35%
                  Due 12/1/25 .................................              154
                FLORIDA (3.5%)
    710         Fort Lauderdale Florida Water
                  & Sewer Revenue 4.00% Due 9/1/14 ............              741
                GEORGIA (2.6%)
    500         Savannah Georgia Economic
                  Development Authority College
                  Of Art & Design Inc. Project
                  Revenue Bonds 5.80% Due 10/1/05 .............              536
                ILLINOIS (14.3%)
  1,000         Chicago Illinois O'Hare
                  International Airport Revenue
                  Refunding- 2nd Lien Series C
                  5.75% Due 1/1/09 ............................            1,152


Page 16                    See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)



PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                     INTERMEDIATE MUNICIPAL BOND (CONTINUED)



   $570           DuPage & Cook Counties Illinois
                  Community Unit School District #205
                  5.00% Due 1/1/13 .............................         $   645

    111           Illinois Health Facilities Authority
                  Revenue Unrefunded Series A
                  7.90% Due 8/15/03 ............................             112

    350           Illinois State Sales Tax Revenue
                  5.25% Due 6/15/14 ............................             403

    600           Illinois State Sales Tax Revenue
                  5.50% Due 6/15/09 ............................             694

                INDIANA (5.3%)
    500         Indianapolis Indiana Local Public
                  Improvement Bond Bank
                  Series A 5.00% Due 7/1/09 ....................             566

    500         Purdue University Indiana
                  University Revenue Student Fees Series O
                  4.25% Due 7/1/08 .............................             545

                KENTUCKY (0.2%)
     45         Dayton Kentucky Elderly Housing
                  Mortgage Revenue Speers Court
                  5.35% Due 9/1/05 .............................              46

                LOUISIANA (7.7%)
    750         Louisiana State Office Facilities
                  Corporate Lease Revenue Capital Complex
                  Program 5.00% Due 5/1/12 .....................             847

    630         New Orleans Louisiana Public
                  Improvement General Obligation
                  7.20% Due 11/1/08 ............................             782

                MICHIGAN (0.5%)
      5         Ferris State College Michigan
                  Special Obligation 7.50% Due 8/15/03 .........               5

    100          Michigan State Building Authority
                  Revenue Chippewa Correctional Facilities
                  7.25% Due 10/1/04 ............................             108




PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                     INTERMEDIATE MUNICIPAL BOND (CONTINUED)


                NEBRASKA (1.1%)
   $225         Nebraska Investment Finance
                  Authority Multi-Family Revenue
                  Refunding Housing Wycliffe West-Series A
                  5.50% Due 12/1/25 ............................         $   232

                NEW JERSEY (2.6%)
    315         Arlington Arms Financing
                  Corporation New Jersey Mortgage Revenue Arlington
                  Arms Apartments Section 8 10.25% Due 3/1/25 ..             317

    225         Gateway New Jersey Housing Development
                  Corporation Revenue Multi-Family Housing
                  Section 8 10.50% Due 8/1/25 ..................             232

                NEW YORK (15.9%)
    750         Metropolitan Transportation
                  Authority - New York City
                  Transitional Triborough Bridge &
                  Tunnel Authority Series A
                  5.63% Due 1/1/12 .............................             859

    500         New York City Transitional Finance Authority
                  Revenue Bonds Series A 5.50% Due 11/1/26 .....             572

     50         New York New York Series C
                  5.25% Due 10/1/04 ............................              51

    500         New York State Dormitory
                  Authority Revenue Series B
                  5.25% Due 11/15/23 ...........................             557

    100         New York State Environmental
                  Facilities Corporation State
                  Clean Water and Drinking
                  Water Revolving Funds
                  Revenue Bonds Series B
                  5.25% Due 6/15/14 ............................             116

    200         New York State Power Authority Series A
                  5.00% Due 11/15/13 ...........................             228

    820         New York State Thruway Authority
                  State Personal Income Tax
                  Revenue Transportation Series A
                  5.50% Due 3/15/13 ............................             948


                      See notes to financial statements                  Page 17

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)




PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                     INTERMEDIATE MUNICIPAL BOND (CONTINUED)



                OKLAHOMA (4.2%)
 $1,625         Oklahoma County Oklahoma Home
                  Finance Authority Single Family
                  Refunding Subordinated
                  Mortgage Revenue Series B
                  1.87%@ Due 7/1/12 ............................         $   885

                OREGON (0.9%)
    180         Oregon State Housing & Community
                  Services Department Mortgage
                  Revenue Single Family Mortgage
                  Program Series B 6.88% Due 7/1/28 ............             182

                RHODE ISLAND (4.2%)
    820         Rhode Island Housing & Mortgage
                  Finance Corporation Multi-Family
                  Housing Revenue Series A 5.70% Due 7/1/07 ....             875

                TEXAS (14.4%)
    500         Arlington Texas School District
                  General Obligation 5.00% Due 2/15/11 .........             554

    540         Garland Texas Tax & Revenue
                  Certificates of Obligation
                  5.25% Due 2/15/16 ............................             602

    265         Lower Colorado River Authority
                  Texas Revenue Prerefunded
                  6.25% Due 5/1/07 .............................             300

    500         Lower Colorado River Authority Texas
                  Revenue Refunding Improvement
                  5.00% Due 5/15/12 ............................             554

    400         San Antonio Texas General Obligation
                  5.65% Due 2/1/13 .............................             456

    500         Texas State Water Financial
                  Assistance Series A General
                  Obligation 5.20% Due 8/1/15 ..................             550



PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                     INTERMEDIATE MUNICIPAL BOND (CONTINUED)




                WASHINGTON (4.6%)
   $250         Lynnwood Washington Water &
                  Sewer Revenue Refunding 6.00% Due 12/1/07 ....         $   292

    600         Washington State Motor Vehicle
                  Fuel Tax-Series C 5.00% Due 1/1/10 ...........             674
                                                                         -------

                TOTAL INVESTMENTS (98.8%)
                  (Cost $19,498) ...............................          20,764

                OTHER ASSETS IN EXCESS
                  OF LIABILITIES (1.2%) ........................             260
                                                                         -------

                TOTAL NET ASSETS (100.0%) ......................         $21,024
                                                                         =======

@ Indicates yield-to-maturity at June 30, 2003.


                        INTERMEDIATE MUNICIPAL BOND FUND
                             INDUSTRY CONCENTRATIONS
 % OF NET                                                                 VALUE
  ASSETS                                                                  000'S
--------------------------------------------------------------------------------
   19.2%         Water/Sewer/Utility .........................           $ 4,034
   16.7%         General Obligations .........................             3,517
   15.7%         Special Tax .................................             3,291
    8.3%         Transportation ..............................             1,747
    7.7%         Multi-Family Housing ........................             1,624
    6.7%         Annual Appropriation ........................             1,404
    5.6%         Pre-Refunded ................................             1,184
    5.1%         Education ...................................             1,081
    4.1%         Miscellaneous Revenue .......................               859
    2.9%         Local General Obligation ....................               602
    2.6%         Public Power ................................               554
    1.1%         Housing Development .........................               232
    1.1%         Electric ....................................               228
    0.9%         Single-Family Housing .......................               182
    0.6%         Escrow-to-Maturity ..........................               113
    0.5%         Health Care .................................               112
--------                                                                 -------
   98.8%         Total Investments ...........................            20,764

                 Other Assets in Excess
    1.2%         of Liabilities ..............................               260
--------                                                                 -------
  100.0%         Total Net Assets ............................           $21,024
========                                                                 =======



Page 18                      See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)

PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                             GOVERNMENT MONEY MARKET




                U. S. GOVERNMENT AGENCY OBLIGATIONS (80.4%)
                FEDERAL FARM CREDIT (1.6%)
$   2,000       Discount Note Due 10/7/03 .................           $   1,992
                                                                      ---------

                FEDERAL HOME LOAN BANK (12.0%)
   15,000       Discount Note Due 12/19/03 ................              14,931
                                                                      ---------

                FEDERAL HOME LOAN MORTGAGE CORP. (3.6%)
    3,400       Discount Note Due 7/17/03 .................               3,398
    1,050       Discount Note Due 7/17/03 .................               1,049
                                                                       ---------
                                                                           4,447
                                                                       ---------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION (63.2%)
    5,000       Discount Note Due 7/2/03 ..................               5,000
   15,000       Discount Note Due 7/9/03 ..................              14,996
    4,900       Discount Note Due 7/17/03 .................               4,898
    2,000       Discount Note Due 7/25/03 .................               1,999
    2,000       Discount Note Due 7/25/03 .................               1,998
    5,000       Discount Note Due 8/13/03 .................               4,994
   10,000       Discount Note Due 8/25/03 .................               9,985
    2,000       Discount Note Due 9/19/03 .................               1,994
    5,000       Discount Note Due 10/17/03 ................               4,982
    5,000       Discount Note Due 10/22/03 ................               4,981
    5,000       Discount Note Due 11/14/03 ................               4,978
    3,000       Discount Note Due 11/20/03 ................               2,986
    5,000       Discount Note Due 12/10/03 ................               4,978
    5,000       Discount Note Due 2/6/04 ..................               4,962
    5,000       Discount Note Due 3/5/04 ..................               4,960
                                                                       ---------
                                                                          78,691
                                                                       ---------

                TOTAL U. S. GOVERNMENT AGENCY NOTES
                (Cost $100,061) ...........................           $ 100,061




PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                             GOVERNMENT MONEY MARKET


                INTERNATIONAL BANK FOR RECONSTRUCTION &
                DEVELOPMENT (16.1%)
$  10,000         Discount Note Due 7/3/03 ..................         $   9,999
   10,000         Discount Note Due 7/30/03 .................             9,991
                                                                      ---------

                TOTAL INTERNATIONAL BANK FOR
                RECONSTRUCTION & DEVELOPMENT NOTES
                  (Cost $19,990) ............................            19,990
                                                                      ---------

                REPURCHASE AGREEMENT (3.6%)
                (Cost $4,481)
    4,481         Lehman Brothers Inc. ......................
                  1.000% Due 7/1/03 with proceeds
                  at maturity $4,481 (collateralized
                  by United States Treasury Note
                  3.000% Due 11/30/03 with value
                  of $4,571) ................................             4,481
                                                                      ---------

                  TOTAL INVESTMENTS (100.1%)
                  (Cost $124,532) ...........................           124,532

                  LIABILITIES IN EXCESS
                  OF OTHER ASSETS (-0.1%) ...................              (105)
                                                                      ---------

                  TOTAL NET ASSETS (100.0%) .................         $ 124,427
                                                                      =========



                         See notes to financial statements               Page 19

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                              TAX FREE MONEY MARKET



               ARIZONA (0.4%)
$   600        Pinal County Industrial
               Development Authority Pollution
               Control Revenue Magna Copper
               Company Project
               0.95% Due 12/1/09 (A) ...........................      $      600

               CALIFORNIA (2.6%)
  1,000        California Higher Education Loan
               Authority Inc. (Student Loan
               Revenue) 2.90% Due 7/1/03 .......................           1,000

  2,500        California State Revenue
               Anticipation Warrants-Series A
               2.00% Due 6/16/04 ...............................           2,521

               COLORADO (2.2%)
  1,800        Castle Pines North Colorado
               Metro District Refunding
               1.09% Due 12/1/28 (A) ...........................           1,800

    200        Colorado Health Facilities
               Authority Revenue The Visiting Nurse Corp.
               1.05% Due 7/1/31 (A) ............................             200

    920        Colorado Springs Colorado
               Revenue Goodwill Industries
               1.10% Due 2/1/07 (A) ............................             920

    100        Denver Colorado City and County
               Multi-Family Housing Revenue
               Ogden Residences 1.00% Due 12/1/09 ..............             100

               FLORIDA (1.9%)
  2,685        Pasco County Health Facility
               Authority Multi-Family Housing
               Arms Magnolia Valley 1.18% Due 12/1/07 (A) ......           2,685

               GEORGIA (7.1%)
    900        Bibb County Georgia
               Development Authority
               (Baptist Village Inc.) 1.00% Due 8/1/18 (A) .....             900

  2,060        Dalton Georgia Utilities Revenue
               Merlots-Series A02 1.08% Due 1/1/12 (A) .........           2,060




PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                        TAX FREE MONEY MARKET (CONTINUED)




$   200        Fulton County Georgia Multi-Family
               Housing Revenue Champions Green Apartments
               1.00% Due 10/1/25 (A) ...........................      $      200

    600        Gwinnett County Georgia
               Development Authority Revenue
               (Wesleyan School Project)
               1.00% Due 3/1/17 (A) ............................             600

    900        Gwinnett County Georgia
               Development Authority Revenue Wesleyan
               School Project 1.00% Due 3/1/21 (A) .............             900

  1,820        Marietta Georgia Housing Authority
               Multi-Family Housing Revenue (Falls at Bells Ferry)
               1.35% Due 1/15/09 (A) ...........................           1,820

  3,000        Georgia Private Colleges &
               Universities Authority Georgia
               Revenue Refunding (Mercer University Project-Ser A)
               1.09% Due 10/1/32 (A) ...........................           3,000

    300        Savannah Housing Authority
               Multi-Family Housing Revenue
               Refunding-Somerset Wharf Project B
               1.00% Due 6/15/26 (A) ...........................             300

               ILLINOIS (11.3%)
    500        Belleville Illinois Industrial
               Development Revenue
               Refunding - Wetterau Inc. Project
               1.05% Due 12/1/08 (A) ...........................             500

  2,285        Chicago Illinois Metropolitan
               Water Reclamation District
               1.06% Due 12/1/09 (A) ...........................           2,285

    800        Illinois Development Finance
               Authority (Dart Container)
               1.35% Due 8/1/25 (A) ............................             800

  1,300        Illinois Development Finance
               Authority (St. Paul's
               House Project) 1.05% Due 2/1/25 (A) .............           1,300



Page 20                See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)



PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                        TAX FREE MONEY MARKET (CONTINUED)



$1,500         Illinois Development Finance
               Authority Revenue -
               Casa Central Padres Project
               1.10% Due 8/1/26 (A) ............................          $1,500

 1,300         Illinois Development Finance
               Authority Revenue Bonds
               (Dart Container Corp.)
               1.25% Due 12/1/09 (A) ...........................           1,300

   940         Illinois Development Finance
               Authority Revenue Bonds
               (Little City Foundation)
               1.05% Due 2/1/19 (A) ............................             940

   500         Illinois Development Finance
               Authority Revenue Bonds,
               (Museum of Contemporary
               Arts Project) Ser. 1994
               1.05% Due 2/1/29 (A) ............................             500

 1,100         Illinois Educational Facilities
               Authority Revenue B (Field
               Museum of Natural History)
               1.00% Due 11/1/25 (A) ...........................           1,100

 1,000         Illinois Educational Facilities
               Lincoln Park Society
               1.00% Due 1/1/29 (A) ............................           1,000

 1,000         Rockford Illinois School
               District No 205 Tax
               Anticipation Warrants
               2.78% Due 10/30/03 ..............................           1,002

 1,000         Rockford Illinois School
               District No 205 Tax
               Anticipation Warrants
               3.10% Due 10/31/03 ..............................           1,004

 2,300         Village of Troy Grove Illinois
               (Unimin Corp.)
               2.36% Due 5/1/10 (A) ............................           2,300

               INDIANA (6.8%)
 1,000         Avon Indiana Community School
               Corp. Tax Anticipation Warrants
               1.95% Due 12/31/03 ..............................           1,002

 2,906         Bartholomew Consolidated
               School Tax Anticipation
               Warrants 2.25% Due 12/31/03 .....................           2,919




PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                        TAX FREE MONEY MARKET (CONTINUED)





$1,000         Crawfordsville Indiana Multi-Family
               Housing - Autumn Woods
               Phase II - A
               1.12% Due 1/1/32 (A) ............................          $1,000

 1,000         Frankfort Indiana Economic
               Development Revenue Frito
               Lay Inc. Project
               2.10% Due 11/1/14 (A) ...........................           1,000

 1,300         Indiana Health Facility Financing
               Authority Revenue Bethesda
               Living Center Series B
               1.05% Due 8/1/31 (A) ............................           1,300

 1,000         Indianapolis Indiana Economic
               Development (Joint & Clutch
               Series 1984) 1.88% Due 12/1/14 (A) ..............           1,000

 1,200         Tippecanoe Indiana School
               Corporation Tax
               Anticipation Notes 2.00% Due 12/30/03 ...........           1,204

               IOWA (3.5%)
 1,500         Chillicothe Iowa Pollution
               Control Revenue Iowa - Illinois
               Gas & Electric Project
               1.10% Due 1/1/23 (A) ............................           1,500

 1,800         Council Bluffs Iowa Pollution
               Control Revenue Iowa - Illinois
               Gas & Electric Project
               1.10% Due 1/1/25 (A) ............................           1,800

 1,500         Iowa Higher Education Loan
               Authority Revenue Maharishi
               University of Management
               1.10% Due 10/1/30 (A) ...........................           1,500

               KANSAS (2.6%)
 1,200         Kansas State Development
               Finance Authority Hays
               Medical Center Inc.
               1.05% Due 5/15/26 (A) ...........................           1,200

   450         Olathe Kansas Health Facilities
               Olathe Medical Center
               1.05% Due 9/1/32 (A) ............................             450

 2,000         Salina Kansas Revenue-Salina
               Central Mall Ltd.
               1.20% Due 12/1/14 (A) ...........................           2,000




                   See notes to financial statements                     Page 21

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                        TAX FREE MONEY MARKET (CONTINUED)



               KENTUCKY (2.4%)
$  430         Elva - New Harmony -
               Oak Level Kentucky
               Fire Protection District
               1.15% Due 12/1/31 (A) ...........................      $      430

   490         Harvey Brewers Fire Protection
               District Kentucky Lease
               Revenue Program Series C2
               1.15% Due 12/1/31 (A) ...........................             490

   490         Muhlenberg County Kentucky
               Airport District Area
               Development Financial Trust
               1.15% Due 12/1/31 (A) ...........................             490

 1,900         Owensboro Kentucky Limited
               Obligation Revenue Dart
               Polymers Inc. Proj-A
               1.45% Due 7/1/11 (A) ............................           1,900

               LOUISIANA (1.2%)
 1,600         Louisiana Public Facilities
               Authority Revenue St.
               Martins Episcopal School
               1.10% Due 9/1/19 (A) ............................           1,600

               MARYLAND (2.0%)
 2,100         Howard County Maryland
               Revenue Owen Brown
               Joint Venture Facility
               1.25% Due 5/1/11 (A) ............................           2,100

   715         Maryland State Industrial
               Development Authority
               Financing Authority Revenue
               Baltimore International Culinary
               1.10% Due 5/1/24 (A) ............................             715

               MASSACHUSETTS (1.5%)
 1,000         Blackstone Valley Massachusetts
               Vocational Regional School
               District Bond Anticipation Notes
               2.50% Due 7/15/03 ...............................           1,000

 1,100         Massachusetts Industrial
               Finance Agency Showa
               Women's Institute Inc.
               1.10% Due 3/15/04 (A) ...........................           1,100



PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                        TAX FREE MONEY MARKET (CONTINUED)


               MICHIGAN (6.6%)
$  865         Birmingham Michigan Economic
               Development Corporation
               (Brown Street Project 83)
               1.30% Due 12/1/18 (A) ...........................      $      865

 1,710         Lansing Michigan Economic
               Development Corp. (Atrium
               Office Building)
               1.40% Due 5/1/15 (A) ............................           1,710

   385         Leelanau County Michigan
               Economic Development Corp.
               Revenue (American Community
               Mutual Insurance Co. Project)
               1.30% Due 6/15/06 (A) ...........................             385

   600         Michigan State Job Development
               Authority Revenue
               (Kentwood Residence)
               1.13% Due 11/1/14 (A) ...........................             600

   270         Michigan State Strategic
               Fund Limited Obligation
               Revenue (Woodbridge
               Commercial Properties)
               1.30% Due 10/15/05 (A) ..........................             270

 2,645         Oakland County Michigan
               Economic Development
               Corporation (Corners
               Shopping Center)
               1.65% Due 8/1/15 (A) ............................           2,645

 2,000         Pinckney Michigan Community
               Schools State Aid Notes
               1.85% Due 8/21/03 ...............................           2,001

   640         Sterling Heights Michigan
               Economic Development Corp.
               Sterling Shopping Center
               1.05% Due 12/1/10 (A) ...........................             640

               MINNESOTA (3.1%)
   685         Hutchinson Minnesota Economic
               Development Authority
               Revenue Refunding
               (Developers Diversified)
               1.40% Due 8/15/06 (A) ...........................             685

   600         Minneapolis Minnesota
               Minnehaha Academy Project.
               1.10% Due 5/1/26 (A) ............................             600



Page 22                      See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                        TAX FREE MONEY MARKET (CONTINUED)



$3,000         Minnesota School District Tax &
               Aid Anticipated Borrowing
               Program Certificates Aid
               Anticipation Notes Series A
               2.25% Due 8/20/03 ...............................      $    3,003

               MISSOURI (2.6%)
   500         Clayton Industrial Development
               Authority Industrial Development
               Revenue Refunding Bailey
               Court Project
               1.13% Due 1/1/09 (A) ............................             500

   100         Kansas City Missouri Industrial
               Development Authority Revenue
               Multi-Family Housing -
               Springs Apartment
               1.10% Due 9/1/25 (A) ............................             100

 1,325         Missouri State Health &
               Educational Facilities Authority
               School District Advanced
               Funding Program
               2.25% Due 10/24/03 ..............................           1,328

   790         Springfield Missouri Center
               City Development Corp. Jordan
               Valley Park-Series A
               2.00% Due 4/30/04 ...............................             791

   900         St. Charles County Industrial
               Development Authority Revenue
               Sun River Village
               1.08% Due 12/1/27 (A) ...........................             900

               NEW HAMPSHIRE (2.5%)
 1,000         Androscoggin Valley New
               Hampshire Regional Refuse
               District Bond Anticipation Notes
               2.00% Due 7/24/03 ...............................           1,000

 2,500         Coos County New Hampshire
               Tax Anticipation Notes
               1.63% Due 12/31/03 ..............................           2,503

               NEW YORK (3.2%)
 1,500         Board Cooperative Educational
               Services New York Sole
               Supervisory Trust Revenue
               Anticipation Notes
               2.38% Due 8/12/03 ...............................           1,502




PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                        TAX FREE MONEY MARKET (CONTINUED)




$2,950         Board Cooperative Educational
               Services New York Sole
               Supervisory Trust Revenue
               Anticipation Notes
               2.13% Due 12/30/03 ..............................      $    2,961

               NORTH CAROLINA (3.4%)
 1,465         Granville North Carolina
               Industrial Facilities & Pollution
               Control Finance Authority
               Lenox Inc. Project
               1.16% Due 8/1/14 (A) ............................           1,465

 3,180         North Carolina Medical Care
               Community Health Care Facility
               Lutheran Services for Aging
               1.05% Due 3/1/28 (A) ............................           3,180

               OHIO (6.4%)
   490         Clermont County Ohio Economic
               Development Revenue (John Q.
               Hammons Project)
               1.40% Due 5/1/12 (A) ............................             490

 2,390         Lakewood Ohio Hospital Revenue
               (Hospital Improvement
               Series 1983)
               1.21% Due 11/1/10 (A) ...........................           2,390

   400         Ohio State Higher Educational -
               Case Western Reserve
               University-Series A
               0.95% Due 10/1/31 (A) ...........................             400

 1,300         Shaker Heights Ohio Shaker
               Towne Centre Community
               Development
               2.25% Due 7/10/03 ...............................           1,300

   470         Stark County Ohio Health Care
               Facilities (Canton Christian
               Home) Project Series 90
               1.30% Due 9/15/16 (A) ...........................             470

 1,640         Stark County Ohio Health Care
               Facilities (Canton Christian
               Home) Series 90
               1.35% Due 9/1/15 (A) ............................           1,640

 1,775         Stark County Ohio Industrial
               Development Revenue
               (Newmarket Packing Ltd.)
               1.40% Due 11/1/14 (A) ...........................           1,775



                    See notes to financial statements                    Page 23

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)



PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                        TAX FREE MONEY MARKET (CONTINUED)



$  400         University Toledo Ohio General
               Receipts Bonds Series 2002
               1.05% Due 6/1/32 (A) ............................      $      400

               OKLAHOMA (3.1%)
   700         Oklahoma State Industrial
               Development Authority Integris
               Baptist Medical Center-Series B
               1.00% Due 8/15/29 (A) ...........................             700

 3,600         Tulsa Oklahoma Authority
               Revenue Tulsa County
               Housing Fund Inc.
               1.30% Due 10/1/32 (A) ...........................           3,600

               PENNSYLVANIA (4.5%)
   300         Allegheny County Pennsylvania
               Higher Education Building
               Authority-- Thiel College - B
               1.05% Due 11/15/29 (A) ..........................             300

   300         Chester County Pennsylvania
               Industrial Development Authority
               Archdiocese of Philadelphia
               1.00% Due 7/1/31 (A) ............................             300

   450         Luzerne County Pennsylvania
               Convention Center Hotel Room
               Rental Tax Revenue Bonds
               Series 1998 A
               1.00% Due 9/1/28 (A) ............................             450

 1,500         Pennsylvania State Higher
               Education Facilities Authority
               St. Francis College Project
               1.05% Due 11/1/23 (A) ...........................           1,500

 1,500         Pennsylvania State Higher
               Education Facilities Authority
               Susquehanna University Project
               1.15% Due 5/1/31 (A) ............................           1,500

 1,115         South Fork Municipal Authority
               Hospital Lee Hospital
               Project Series B
               1.15% Due 7/1/23 (A) ............................           1,115

 1,000         Temple University Commonwealth
               System of Higher Education
               1.20% Due 5/4/04 ................................           1,000




PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                        TAX FREE MONEY MARKET (CONTINUED)



               TENNESSEE (1.9%)
$2,000         Franklin County Tennessee
               Health & Educational Facilities
               Revenue (University of
               the South Sewanee)
               1.20% Due 9/1/10 (A) ............................      $    2,000

   575         Metropolitan Government of
               Nashville & Davidson County
               Tennessee Health & Education
               Board Revenue -
               Franklin Road Academy
               1.00% Due 7/1/21 (A) ............................             575

               TEXAS (5.0%)
   490         Gulf Coast Waste Disposal
               Authority Texas Revenues -
               Armco Inc. Project
               1.05% Due 12/1/08 (A) ...........................             490

 1,500         Houston Texas Water & Sewer
               System Revenue-Merlots-
               Series A16
               1.08% Due 12/1/32 (A) ...........................           1,500

   400         San Antonio Texas Certificates
               of Obligation
               3.00% Due 2/1/04 ................................             404

 4,520         Texas State Turnpike Authority
               Revenue Putters (Central Texas
               Turnpike System Series #325)
               1.11% Due 8/15/27 (A) ...........................           4,520

               VERMONT (1.6%)
   860         Educational & Health Buildings
               Financing Agency Revenues
               1.05% Due 8/1/05 (A) ............................             860

   780         Vermont Educational and Health
               Buildings Finance Agency
               Hospital Revenue Bonds
               Northeastern Vermont
               Regional Hospital
               1.00% Due 10/1/25 (A) ...........................             780

   545         Vermont Industrial Development
               Authority Hydroelectric Revenue
               Bond Central Vermont Public
               Services Corp.
               1.30% Due 12/1/13 (A) ...........................             545




Page 24                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT JUNE 30, 2003 - (UNAUDITED)


PRINCIPAL
AMOUNT                                                                   VALUE
(000'S)        SECURITY                                                 (000'S)
--------------------------------------------------------------------------------
                        TAX FREE MONEY MARKET (CONTINUED)



               WASHINGTON (1.2%)
$1,600         Washington State Series A11
               1.08% Due 6/1/17 (A) ............................      $    1,600

               WEST VIRGINIA (0.5%)
   700         Putnam County West Virginia
               Industrial Development Revenue
               FMC Corp. Project
               1.15% Due 10/1/11 (A) ...........................             700

               WISCONSIN (1.7%)
   850         Bruce Wisconsin School District
               2.03% Due 7/25/03 ...............................             850

   200         Wisconsin State Health &
               Education Facilities Authority
               Revenue Gundersen Lutheran
               Series A 1.05% Due 12/1/15 (A) ..................             200

 1,000         Wisconsin State Health &
               Educational Facilities Authority
               Revenue Oakwood Series B
               1.05% Due 8/15/30 (A) ...........................           1,000

   250         Wisconsin State Health &
               Educational Faculties Authority
               Revenue Meriter Hospital Inc.
               Project 1.05% Due 12/1/32 (A) ...................             250

               WYOMING (0.9%)
 1,000         Sweetwater County Wyoming
               School District No 2
               7.00% Due 6/1/04 ................................           1,053

               MULTI STATE (5.8%)
 6,300          GAF Tax Exempt Bond Grantor
               Trust Series A
               1.95% Due 4/1/08 (A)(B) .........................           6,300

   725         Greystone Municipal Lease
               Certificates Series A
               1.15% Due 7/1/05 (A)(C) .........................             725

   300         Greystone Tax Exempt Certificate
               Trust 1 Series Certificates
               of Beneficial Ownership
               1.13% Due 5/1/28 (A)(D) .........................             300

   665         McDonald Tax-Exempt
               Mortgage Trust #1
               2.10% Due 1/15/09 (A)(E) ........................             666
                                                                      ----------



                                                                         VALUE
                                                                        (000'S)

                       TAX FREE MONEY MARKET (CONTINUED)

                  TOTAL INVESTMENTS (99.5%)
                  (Cost $137,119) ..............................      $  137,119

                  OTHER ASSETS IN EXCESS OF
                  LIABILITIES (0.5%) ...........................             673
                                                                      ----------
                  TOTAL NET ASSETS (100.0%) ....................        $137,792
                                                                      ==========

(A) Interest rate subject to change approximately every 1 to 397 days. Principal payable on demand at periodic intervals at the fund's option.
(B)  IN - 36%, TN- 64%.
(C)  AL - 1.6%, CA - 9.5%, CO - 0.2%, CT - 0.2%, FL - 5.0%, GA - 5.1%, IL -
     1.3%, IN - 6.9%, KS - 0.1%, KY - 2.6%, MA - 0.9%, ME - 5.5%, MI - 7.5%, MN
     - 0.9%, NH - 3.9%, NJ - 17.3%, NY - 7.6%, OH - 3.8%, OK - 0.2%, PA - 7.2%,
     SC -5.7%, TX - 6.5%, VA - 0.5%.
(D)  AK - 6.0%, FL - 9.1%, GA - 30.4%, KS - 4.5%, TN - 34.0%, VA - 16.0%.
(E)  MI - 15%, OH - 70%, PA - 15%.



                         WPG TAX FREE MONEY MARKET FUND
                             INDUSTRY CONCENTRATIONS


  % OF NET                                                               VALUE
   ASSETS                                                                000'S
--------------------------------------------------------------------------------
   19.8%       Industrial Revenue Bond ........................         $ 27,255
   18.2%       Cashflow Notes .................................           25,098
   10.5%       Health Care ....................................           14,420
    9.7%       Not-for-Profit .................................           13,315
    8.2%       Education ......................................           11,275
    6.7%       Multi-Family Housing ...........................            9,205
    5.8%       Asset Backed ...................................            7,991
    4.5%       General Obligations ............................            6,175
    3.3%       Transportation .................................            4,520
    2.8%       Investor Owned Utility .........................            3,845
    2.6%       Water/Sewer Utility ............................            3,560
    2.0%       Bond Anticipation Notes ........................            2,792
    1.8%       Nursing Home ...................................            2,540
    1.4%       Local General Obligations ......................            1,948
    0.9%       Single Family Housing ..........................            1,300
    0.7%       Student Loans ..................................            1,000
    0.3%       Special Tax ....................................              450
    0.3%       Annual Appropriation ...........................              430
--------                                                              ----------
   99.5%       Total Investments ..............................          137,119

               Other Assets in Excess
    0.5%       of Liabilities .................................              673
--------                                                              ----------
  100.0%       Total Net Assets ...............................         $137,792
========                                                              ==========



                       See notes to financial statements                 Page 25


WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2003 - (UNAUDITED)

                                                                      LARGE CAP QUANTITATIVE
$ IN THOUSANDS                                              TUDOR      GROWTH      EQUITY
---------------------------------------------------------------------------------------------

     ASSETS
Investments at value # ................................   $ 53,778    $ 46,698    $ 15,909
Cash ..................................................          0           0          39
Receivable for investment securities sold .............          0           0           0
Receivable for Fund shares sold .......................          0           0           0
Dividends and interest receivable .....................          2          21          15
Other assets ..........................................          8           7           2
                                                          --------    --------    --------
                                                            53,788      46,726      15,965
                                                          --------    --------    --------

     LIABILITIES
Distributions payable .................................          0           0           0
Cash overdraft ........................................          0           0           0
Payable for investment securities purchased ...........          0           0           0
Payable for Fund shares redeemed ......................         20          24          32
Accrued investment advisory fee payable - Note 5 ......         40          29           5
Accrued administration fee payable - Note 5 ...........          6           6           1
Accrued expenses ......................................         53          44          36
                                                          --------    --------    --------
                                                               119         103          74
                                                          --------    --------    --------
     NET ASSETS .......................................     53,669      46,623      15,891
                                                          ========    ========    ========

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par .................      1,372       2,146           5
Paid-in surplus .......................................     60,669      44,888      19,485
Distributions in excess of net investment income ......        (96)       (120)        (29)
Accumulated net realized gains (distributions in excess
of realized gains on investments) .....................    (17,123)     (5,713)     (4,887)
Net unrealized appreciation on investments ............      8,847       5,422       1,317
                                                          --------    --------    --------
NET ASSETS APPLIED TO OUTSTANDING SHARES ..............     53,669      46,623      15,891
                                                          ========    ========    ========

CAPITAL SHARES (AUTHORIZED SHARES UNLIMITED)
Outstanding (000's) ...................................      4,116       2,146       5,176
                                                          ========    ========    ========
Par Value .............................................   $ .33 1/3   $   1.00    $  0.001
                                                          ========    ========    ========
Net asset value per share .............................   $  13.04    $  21.73    $   3.07
                                                          ========    ========    ========

# INVESTMENTS AT COST .................................     44,931      41,276      14,592
                                                          ========    ========    ========

UNREALIZED APPRECIATION/(DEPRECIATION):
     Gross appreciation ...............................     10,798       7,519       1,895
     Gross depreciation ...............................     (1,951)     (2,097)       (578)
                                                          --------    --------    --------
NET UNREALIZED APPRECIATION ...........................      8,847       5,422       1,317
                                                          ========    ========    ========





Page 26                        See notes to financial statements


                   INTERMEDIATE
                    MUNICIPAL        GOVERNMENT          TAX FREE
  CORE BOND           BOND          MONEY MARKET       MONEY MARKET
--------------------------------------------------------------------------------

$  134,122         $  20,764         $ 124,532         $ 137,119
         0                 0                 1                77
     6,487               155                 0               100
        12                 0                11                 0
       853               315                 0               602
        13                 2                18                19
----------         ---------         ---------         ---------
   141,487            21,236           124,562           137,917
----------         ---------         ---------         ---------


       256                63                15                29
         0               128                 0                 0
    27,789                 0                 0                 0
         0                 0                 0                 0
        17                 4                54                57
         0                 0                 4                 4
        35                17                62                35
----------         ---------         ---------         ---------
    28,097               212               135               125
----------         ---------         ---------         ---------
   113,390            21,024           124,427           137,792
==========         =========         =========         =========


        11                 2               124               138
   134,680            19,606           125,844           137,678
       (38)              (25)                0                 0

   (22,705)              175            (1,541)              (24)
     1,442             1,266                 0                 0
----------         ---------         ---------         ---------
   113,390            21,024           124,427           137,792
==========         =========         =========         =========


    10,535             1,917           124,243           137,817
==========         =========         =========         =========
$    0.001         $   0.001         $   0.001         $   0.001
==========         =========         =========         =========
$    10.76         $   10.97         $    1.00         $    1.00
==========         =========         =========         =========

   132,680            19,498           124,532           137,119
==========         =========         =========         =========


     1,772             1,266                 0                 0
      (330)                0                 0                 0
----------         ---------         ---------         ---------
     1,442             1,266                 0                 0
==========         =========         =========         =========





                     See notes to financial statements                   Page 27


WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF OPERATIONS FOR SIX MONTHS ENDED JUNE 30, 2003 - (UNAUDITED)


                                                                   LARGE CAP  QUANTITATIVE
$ IN THOUSANDS                                            TUDOR      GROWTH     EQUITY
-------------------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of withholding taxes) .................   $    54    $   183    $   121
Interest .............................................        23         11          0
Income from securities loaned - Note 4 ...............         4          0          0
Class action litigation settlement ...................       214          0         41
Other ................................................         0          0          0
                                                         -------    -------    -------
                                                             295        194        162
                                                         -------    -------    -------
EXPENSES:
Investment advisory fee - Note 5 .....................       211        165         55
Transfer agent fees and expenses .....................        66         44         21
Administration fees - Note 5 .........................        34         30          5
Custodian fees and expenses ..........................         8          7          4
Fund accounting fees and expenses ....................        11         10          8
Professional fees ....................................        30         26         23
Trustees' fees and expenses ..........................         9          8          8
Registration fees ....................................        10          9          8
Shareholders' reports ................................         5          4          3
Other expenses .......................................         8         11          3
                                                         -------    -------    -------
                                                             392        314        138
                                                         -------    -------    -------
Less fees waived by adviser ..........................         0          0        (15)
Less expenses paid indirectly - Note 7 ...............        (1)         0          0
                                                         -------    -------    -------
                                                             391        314        123
                                                         -------    -------    -------
NET INVESTMENT INCOME/(LOSS) .........................       (96)      (120)        39
                                                         -------    -------    -------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) on investments ............        94     (1,427)    (1,720)
  Net change in unrealized appreciation/(depreciation)
     on investments ..................................     7,286      7,177      3,366
                                                         -------    -------    -------
     NET GAIN ON INVESTMENTS .........................     7,380      5,750      1,646
                                                         -------    -------    -------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .......................     7,284      5,630      1,685
                                                         =======    =======    =======







Page 28                           See notes to financial statements




                         INTERMEDIATE          GOVERNMENT           TAX FREE
                          MUNICIPAL              MONEY               MONEY
     CORE BOND              BOND                 MARKET              MARKET
--------------------------------------------------------------------------------

  $          0             $     0             $     0             $     0
         1,816                 467                 836               1,110
             6                   0                   0                   0
             0                   0                   0                   0
             0                   0                   0                   0
  ------------             -------             -------             -------
         1,822                 467                 836               1,110
  ------------             -------             -------             -------

           281                  51                 335                 399
            22                  18                  77                  32
             0                   0                  18                  26
            18                   1                  13                  12
            26                   9                  27                  35
            35                  14                  40                  40
             9                   8                  10                  10
             8                   8                   9                  12
             3                   3                   4                   3
            13                   6                  20                  17
  ------------             -------             -------             -------
           415                 118                 553                 586
  ------------             -------             -------             -------
          (170)                (31)                  0                   0
            (1)                  0                  (1)                  0
  ------------             -------             -------             -------
           244                  87                 552                 586
  ------------             -------             -------             -------
         1,578                 380                 284                 524
  ------------             -------             -------             -------


         4,386                 175                   0                   0

        (1,365)                140                   0                   0
  ------------             -------             -------             -------
         3,021                 315                   0                   0
  ------------             -------             -------             -------


         4,599                 695                 284                 524
  ============             =======             =======             =======



                       See notes to financial statements                 Page 29


WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                    LARGE CAP             QUANTITATIVE
                                                                TUDOR                GROWTH                  EQUITY
----------------------------------------------------------------------------------------------------------------------------
                                                         SIX                       SIX                   SIX
                                                        MONTHS       YEAR         MONTHS     YEAR        MONTHS     YEAR
$ IN THOUSANDS                                          ENDED        ENDED        ENDED     ENDED        ENDED      ENDED
                                                       6/30/03*     12/31/02     6/30/03*  12/31/02     6/30/03*   12/31/02
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income/(loss) ......................   ($    96)   ($   450)   ($   120)   ($   255)   $     39    ($    19)
Net realized gain/(loss) on investments ...........         94     (12,152)     (1,427)     (3,508)     (1,720)     (2,407)
Change in unrealized appreciation/
     (depreciation) on investments ................      7,286      (5,566)      7,177     (15,143)      3,366      (1,770)
                                                      --------    --------    --------    --------    --------    --------
NET INCREASE/(DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ....................      7,284     (18,168)      5,630     (18,906)      1,685      (4,196)
                                                      --------    --------    --------    --------    --------    --------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income ...................          0           0           0           0           0           0
     From realized gains ..........................          0           0           0           0           0           0
                                                      --------    --------    --------    --------    --------    --------
NET DECREASE DUE TO DISTRIBUTIONS .................          0           0           0           0           0           0
                                                      --------    --------    --------    --------    --------    --------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Received on issuance:
     Shares sold ..................................     13,240      18,801         807       3,459         308       1,095
     Distributions reinvested .....................          0           0           0           0           0           0
     Shares redeemed ..............................    (14,560)    (24,252)     (3,226)    (16,072)     (1,247)     (4,141)
                                                      --------    --------    --------    --------    --------    --------
NET INCREASE/(DECREASE) FROM
     CAPITAL SHARE TRANSACTIONS ...................     (1,320)     (5,451)     (2,419)    (12,613)       (939)     (3,046)
                                                      --------    --------    --------    --------    --------    --------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ...........      5,964     (23,619)      3,211     (31,519)        746      (7,242)

NET ASSETS:
Beginning of period ...............................     47,705      71,324      43,412      74,931      15,145      22,387
                                                      --------    --------    --------    --------    --------    --------
End of period @ ...................................     53,669      47,705      46,623      43,412      15,891      15,145
                                                      ========    ========    ========    ========    ========    ========

@ Includes distributions in excess of
  net investment income) ..........................   ($    96)   $      0    ($   120)   $      0    ($    29)   ($    68)
                                                      ========    ========    ========    ========    ========    ========

Transactions in shares of the funds (in thousands):
     Sold .........................................      1,162       1,557          39         151         105         355
     Reinvestment of distributions ................          0           0           0           0           0           0
     Redeemed .....................................     (1,292)     (1,999)       (159)       (718)       (447)     (1,258)
                                                      --------    --------    --------    --------    --------    --------
Net increase/(decrease) ...........................       (130)       (442)       (120)       (567)       (342)       (903)
                                                      ========    ========    ========    ========    ========    ========



* Unaudited


Page 30                                           See notes to financial statements



                                  INTERMEDIATE
           CORE                      MUNICIPAL                   GOVERNMENT                  TAX FREE
           BOND                        BOND                      MONEY MARKET                MONEY MARKET
-------------------------------------------------------------------------------------------------------------------
     SIX                         SIX                           SIX                           SIX
    MONTHS        YEAR          MONTHS          YEAR          MONTHS         YEAR           MONTHS          YEAR
    ENDED         ENDED          ENDED          ENDED          ENDED         ENDED          ENDED           ENDED
   6/30/03*      12/31/02       6/30/03*       12/31/02       6/30/03*      12/31/02       6/30/03*        12/31/02
-------------------------------------------------------------------------------------------------------------------

$     1,578    $     4,346    $       380    $       774    $       284    $     2,668    $       524    $     2,078
      4,386          4,858            175            311              0              3              0             (5)

     (1,365)         1,868            140            759              0              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      4,599         11,072            695          1,844            284          2,671            524          2,073
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     (1,579)        (4,346)          (380)          (774)          (284)        (2,668)          (524)        (2,078)
          0              0              0           (303)             0              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     (1,579)        (4,346)          (380)        (1,077)          (284)        (2,668)          (524)        (2,078)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



     29,472         18,135          3,095          4,636      2,010,633      4,746,181        835,195      1,438,355
      1,049          3,396            182            669            266          2,528            487          2,032
    (25,412)       (46,793)        (3,015)        (4,692)    (2,015,348)    (5,011,689)      (859,830)    (1,484,346)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
      5,109        (25,262)           262            613         (4,449)      (262,980)       (24,148)       (43,959)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      8,129        (18,536)           577          1,380         (4,449)      (262,977)       (24,148)       (43,964)


    105,261        123,797         20,447         19,067        128,876        391,853        161,940        205,904
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    113,390        105,261         21,024         20,447        124,427        128,876        137,792        161,940
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


($       38)   ($       37)   ($       25)   ($       25)   $         0    $         0    $         0    $         0
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


      2,766          1,744            285            429      2,010,633      4,746,181        835,195      1,438,355
         99            376             17             66            266          2,528            487          2,032
     (2,411)        (4,669)          (276)          (437)    (2,015,348)    (5,011,689)      (859,830)    (1,484,346)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
        454         (2,549)            26             58         (4,449)      (262,980)       (24,148)       (43,959)
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See notes to financial statements                                                    Page 31


WEISS, PECK & GREER MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

1-ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization
    The following are open-end management investment companies registered under the Investment Company Act of 1940 (the "Act"):
        WPG Tudor Fund ("Tudor")
        WPG Large Cap Growth Fund ("Large Cap Growth")
        Weiss, Peck & Greer Funds Trust ("WPG Funds Trust"):
           WPG Quantitative Equity Fund ("Quantitative Equity")
           WPG Core Bond Fund ("Core Bond")
           WPG Intermediate Municipal Bond Fund ("Intermediate Municipal Bond") WPG Government Money Market Fund ("Government Money Market")
           WPG Tax Free Money Market Fund ("Tax Free Money Market")

   Each fund is diversified.

   Government Money Market and Tax Free Money Market are money market funds that seek to maintain continuous net asset values of $1.00. The following is a summary of the significant accounting policies followed by the funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

Portfolio Valuation
-------------------
   COMMON STOCK -- Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

   BONDS -- Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued by a pricing service which utilizes both dealer-supplied valuations and other techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchanges or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

   MONEY MARKET SECURITIES -- Securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Funds' Boards of Trustees to represent the fair value of the Fund's investments.

   FOREIGN SECURITIES -- Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at 11:00 AM Eastern Time.

   OTHER SECURITIES -- Other securities and assets for which market quotations are not readily available are valued at their fair value as determined, in good faith, by the Funds' Valuation Committee as authorized by the Funds' Board of Trustees.

Securities Transactions and Investment Income
---------------------------------------------
   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis; premiums are amortized with a corresponding decrease in cost basis.

WEISS, PECK & GREER MUTUAL FUNDS

Federal Income Taxes
--------------------
   The Funds intend to comply with the requirements of the Internal Revenue Code that pertain to regulated investment companies and to distribute all of their taxable income to their shareholders. No federal income tax provision is required. As of December 31, 2002, the following Funds had capital loss carryforwards to offset future capital gain net income:

(IN THOUSANDS)                                             YEAR OF EXPIRATION
FUND                                2003       2004        2005        2006        2007        2008        2009        2010
----                                ----       ----        ----        ----        ----        ----        ----        ----
Tudor                                  0          0           0           0           0           0       5,160        8,956
Large Cap Growth                       0          0           0           0           0           0         329        2,170
Quantitative Equity                    0          0           0           0           0           0         238        2,380
Core Bond                         20,113        753           0           0       6,170           0           0            0
Intermediate Municipal Bond            0          0           0           0           0           0           0            0
Government Money Market            1,541          0           0           0           0           0           0            0
Tax-Free Money Market                  1          3           4           1           5           0           5            6

In addition, Tudor, Large Cap Growth and Quantitative Equity generated post-October 31, 2002, net capital losses of $3,050,875, $1,344,797, $361,528, respectively, which, if unused, will expire on December 31, 2011.

At December 31, 2002 the components of accumulated earnings on a tax basis were as follows:

(IN THOUSANDS)                                                          ACCUMULATED              NET UNREALIZED
                                         DISTRIBUTIONS IN               NET REALIZED             APPRECIATION
                                           EXCESS OF NET                 LOSSES ON               (DEPRECIATION)
FUND                                     INVESTMENT INCOME              INVESTMENTS              ON INVESTMENT
----                                     -----------------              -----------              --------------
Tudor                                          0                         (14,115)                   1,510
Large Cap Growth                               0                          (2,499)                  (2,197)
Quantitative Equity                            0                          (2,618)                  (2,236)
Core Bond                                      0                         (27,036)                   2,751
Intermediate Municipal Bond                    0                               0                    1,126
Government Money Market                        0                          (1,541)                       0
Tax-Free Money Market                          0                             (24)                       0

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to wash sales and post-October losses.

At December 31, 2002, the cost of investments for federal income tax purposes is as follows:

(IN THOUSANDS)                                                                                                 NET
                                        COST OF             GROSS                 GROSS                   APPRECIATION
FUND                                    INVESTMENTS         APPRECIATION          (DEPRECIATION)          (DEPRECIATION)
----                                    -----------         ------------          --------------          --------------
Tudor                                      46,399              7,112                  (5,602)                   1,510
Large Cap Growth                           43,704              3,190                  (5,387)                  (2,197)
Quantitative Equity                        17,385                696                  (2,932)                  (2,236)
Core Bond                                 132,022              2,807                     (56)                   2,751
Intermediate Municipal Bond                19,067              1,127                      (1)                   1,126
Government Money Market                   121,146                  0                       0                        0
Tax-Free Money Market                     172,291                  0                       0                        0

WEISS, PECK & GREER MUTUAL FUNDS

Reclassification of capital accounts
------------------------------------
On the Statements of Assets and Liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification was made at December 31, 2002 to increase (decrease) distributions in excess of net investment income, distributions in excess of net realized gains on investments and currencies and paid-in surplus for the Funds as follows:

(IN THOUSANDS)                                                            ACCUMULATED
                                       DISTRIBUTIONS IN EXCESS OF         NET REALIZED                      PAID IN
FUND                                   NET INVESTMENT INCOME              LOSSES ON INVESTMENTS             SURPLUS
----                                   --------------------------         ---------------------             -------
Tudor                                           450                                151                        (601)
Large Cap Growth                                255                                  0                        (255)
Quantitative Equity                              19                                  1                         (20)
Core Bond                                       (17)                             3,158                      (3,141)
Intermediate Municipal Bond                       3                                 (3)                          0
Government Money Market                           0                                  0                           0
Tax-Free Money Market                             1                                 (1)                          0

The primary permanent differences causing such reclassifications are due to currency gains and losses, the expiration of net operating losses and litigation income.

Distributions to shareholders

DIVIDENDS FROM NET INVESTMENT INCOME -- Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually, when available, for Tudor, Quantitative Equity and Large Cap Growth Funds. Dividends from net investment income are declared daily and paid monthly for the Core Bond, Intermediate Municipal Bond, Government Money Market and Tax Free Money Market Funds.

DISTRIBUTIONS FROM NET REALIZED GAINS -- Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Funds not to distribute such gains.

The character of distributions for each Funds' fiscal years ended December 31, 2002 and December 31, 2001 is as follows:

(IN THOUSANDS)                                ORDINARY (A)              CAPITAL GAIN (B)           EXEMPT-INTEREST
FUND                                      2002          2001          2002          2001         2002          2001
----                                      ----          ----          ----          ----         ----          ----
Tudor                                        0           799             0         1,948            0             0
Large Cap Growth                             0           765             0             0            0             0
Quantitative Equity                          0             0             0             0            0             0
Core Bond                                4,327         6,179             0             0            0             0
Intermediate Municipal Bond                 77             1           229           102          771           777
Government Money Market                  2,667        14,678             0             0            0             0
Tax Free Money Market                        0             0             0             0        2,078         5,881

Notes: (a) Includes distributions from Funds' level net short-term gains. (b) To the extent reported, each Fund designates these amounts as capital gain dividends for federal income tax purposes.

WEISS, PECK & GREER MUTUAL FUNDS

Repurchase Agreements (TUDOR, CORE BOND, GOVERNMENT MONEY MARKET)
-----------------------------------------------------------------
It is each Funds' policy to take possession of securities or other assets purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day to ensure that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

Futures (TUDOR, QUANTITATIVE EQUITY, CORE BOND)
-----------------------------------------------
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges. At June 30, 2003, the Funds did not hold any futures.

Options Writing (TUDOR, LARGE CAP GROWTH, QUANTITATIVE EQUITY, CORE BOND)
-------------------------------------------------------------------------
A Fund may write covered options to protect against adverse movements in the price of securities in the investment portfolio. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call is exercised, the premium is added to the proceeds from the sale of the underlying securities or currencies in determining whether the Fund has realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities or currencies purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the selling or buying of a security or currency at a price different from the current market value. The Fund only enters into options which are traded on exchanges except for Tudor which can enter into non-exchange options with counterparties as authorized by the Board of Trustees. At June 30, 2003, the Funds did not have any written options outstanding.

Foreign Securities (TUDOR, LARGE CAP GROWTH)
--------------------------------------------
Certain risks result from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

Forward Currency Contracts (TUDOR, LARGE CAP GROWTH)
----------------------------------------------------
A Fund may enter into forward contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, the Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract. At June 30, 2003, the Funds did not have any forward currency contracts outstanding.

WEISS, PECK & GREER MUTUAL FUNDS

Foreign Currency Transactions (TUDOR, LARGE CAP GROWTH)
-------------------------------------------------------
The books and records of each Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets or liabilities, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates prevailing at 11:00 AM Eastern time.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in the exchange rate.

Use of Estimates
----------------
Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2-SECURITIES TRANSACTIONS

For the six months ended June 30, 2003, sales proceeds, cost of securities purchased, (other than short-term investments), total commissions and commissions received by Weiss, Peck & Greer ("WPG"), on such transactions were as follows:

                              PROCEEDS                 COST OF                                COMMISSIONS
                            OF SECURITIES             SECURITIES             TOTAL            RECEIVED BY
                                SOLD                  PURCHASED            COMMISSIONS           WPG
                              (000'S)                  (000'S)              (000'S)            (000'S)
                            -------------             ----------           -----------        -----------
Tudor                         $26,825                  $25,373              $240                  $40
Large Cap Growth               17,192                   14,790                55                   20
Quantitative Equity            14,822                    9,197                28                    4
Core Bond                     282,263                  297,849                 0                    0
Municipal Bond                  2,846                    3,427                 0                    0

3-SECURITIES LENDING (TUDOR, CORE BOND)
At June 30, 2003, the Tudor Fund loaned securities valued at $3,617,309. For collateral the Tudor Fund received a letter of credit from Danske Bank in an amount equal to $4,500,000. At June 30, 2003, the Core Bond Fund loaned securities valued at $2,432,082. For collateral, the Core Bond Fund received a U.S. Treasury Strip Due 2/15/15 with fair value of $1,173,250 and a U.S. Treasury Strip Due 11/15/21 with fair value of $1,404,150. For the six months ended June 30, 2003, the Tudor Fund and the Core Bond Fund earned $4,380 and $6,007 in securities lending fees, net of custodian expenses, respectively.

4-FORWARD COMMITMENT SALES (CORE BOND)
The Core Bond Fund may enter into the sale of mortgage-backed securities on a forward commitment basis. Forward commitment sales are entered into prior to the announcement of the monthly paydown scheduled for a pool of mortgage-backed securities and delivery is made subsequent to the paydown. The Fund may choose to close out the transaction prior to the settlement date rather than make delivery of the underlying security. When the Fund enters into a forward commitment sale it records an unrealized gain or loss daily equal to the difference between the original value of the sale and the current market value. When the sale is completed, the gain or loss becomes realized.

WEISS, PECK & GREER MUTUAL FUNDS

5-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

WPG serves as the Funds' investment adviser. The advisory fees of each Fund are as follows, and are paid monthly:

Tudor                         .90% of net assets up to $300 million
                              .80% of net assets $300 million to $500 million .75% of net assets in excess of $500 million

Large Cap Growth              .75% of net assets

Quantitative Equity           .75% of net assets

Core Bond                     .45% of net assets

Intermediate Municipal Bond   .00% while net assets under $17 million
                              .50% while net assets in excess of $17 million

Government Money Market       .50% of net assets up to $500 million
          &                   .45% of net assets $500 million to $1 billion
Tax Free Money Market         .40% of net assets $1 billion to $1.5 billion
                              .35% of net assets in excess of $1.5 billion

Each Fund has entered into an Administration Agreement with WPG. For the period January 1, 2003 through April 30, 2003 WPG was entitled to receive the following fees based upon a percentage of average daily net assets: Tudor 0.14%, Large Cap Growth 0.12%, Quantitative Equity 0.07%, Core Bond 0.00%, Intermediate Municipal Bond 0.00%, Government Money Market 0.02%, and Tax Free Money Market 0.03%. As of May 1, 2003, WPG is entitled to receive the following fees based upon a percentage of average daily net assets: Tudor 0.15%, Large Cap Growth 0.16%, Government Money Market 0.04% and Tax Free Money Market 0.04%. The fee for all of the other Funds remained the same.

6-DISTRIBUTION PLAN (CORE BOND)

The Trust has adopted a plan of Distribution (the "Plan") under Section 12 (b) of the 1940 Act and Rule 12b-1 there-under. The Fund may pay up to 0.25% of its average daily net assets under any one agreement but is limited to an aggregate of 0.05% of its average annual net assets for activities primarily intended to result in the sale of its shares.

For the six months ended June 30, 2003, expenses incurred under the Plan were $0.

Under the terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

WEISS, PECK & GREER MUTUAL FUNDS

7-CUSTODIAN FEES

Each Fund has entered into an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the six months ended June 30, 2003 the Funds' custodian fees and related offset were as follows:

                                   Custodian                        Offset
                                      Fee                           Credit
                                   ---------                        ------
Tudor                                $7,618                          $511
Large Cap Growth                      7,389                           198
Quantitative Equity                   4,021                           221
Core Bond                            18,095                           970
Municipal Bond                        1,503                           104
Government Money Market              12,682                         1,321
Tax Free Money Market                12,104                           334

The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with their custodian.

WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS (FOR THE YEARS ENDED DECEMBER 31 EXCEPT FOR 2003 WHICH IS FOR THE SIX MONTHS ENDED JUNE 30)

               $ PER SHARE                                                                                        RATIOS (A)

                                       TOTAL                                                                       RATIO OF
                              NET     INCOME/   DIVI-   DISTRI-                                                      NET
                           REALIZED   (LOSS)    DENDS   BUTIONS                                  NET     RATIO OF INVESTMENT
         NET        NET       AND      FROM     FROM     FROM                 NET               ASSETS   EXPENSES  INCOME
        ASSET      INVEST- UNREALIZED INVEST-    NET      NET                ASSET                AT        TO       TO       PORT-
       VALUE AT     MENT   GAINS OR    MENT     MENT    REALIZED   TOTAL    VALUE AT            END OF   AVERAGE   AVERAGE    FOLIO
       BEGINNING   INCOME (LOSSES)ON   OPERA-  INVEST-  CAPITAL   DISTRI-    END OF    TOTAL    PERIOD     NET      NET     TURNOVER
        OF YEAR    (LOSS) INVESTMENTS  TIONS   INCOME    GAINS    BUTIONS    PERIOD    RETURN  ($000'S)   ASSETS   ASSETS     RATE
------------------------------------------------------------------------------------------------------------------------------------
TUDOR
2003*    $11.24  $(0.02)   $1.82       $1.80    $0.00   $0.00     $0.00    $13.04     16.01%   $53,669     1.67%    (0.41%)   114.2%
2002      15.21    0.00    (3.97)      (3.97)    0.00    0.00      0.00     11.24    (26.10)    47,705     1.54     (0.81)    105.6
2001      18.41    0.00    (2.73)      (2.73)    0.00   (0.47)    (0.47)    15.21    (14.78)    71,324     1.38      0.11     128.1
2000      22.91    0.00    (1.50)      (1.50)    0.00   (3.00)    (3.00)    18.41     (5.20)    94,418     1.28     (0.22)     84.0
1999      15.74    0.00     9.88        9.88     0.00   (2.71)    (2.71)    22.91     63.26    108,780     1.37     (0.37)    139.4
1998      21.90   (0.02)   (4.86)      (4.88)    0.00   (1.28)    (1.28)    15.74    (22.01)    86,817     1.28     (0.22)    143.6

LARGE CAP GROWTH FUND
2003*    19.16    (0.06)    2.63        2.57     0.00    0.00      0.00     21.73     13.41     46,623     1.43     (0.55)     71.1
2002     26.46     0.00    (7.30)      (7.30)    0.00    0.00      0.00     19.16    (27.59)    43,412     1.25     (0.42)    107.9
2001     33.60    (0.01)   (6.86)      (6.87)    0.00   (0.27)    (0.27)    26.46    (20.45)    74,931     1.14     (0.11)     56.4
2000     39.88     0.01    (0.94)      (0.93)    0.00   (5.35)    (5.35)    33.60     (1.68)   109,347     1.01     (0.03)     78.2
1999     40.64     0.14     4.91        5.05    (0.16)  (5.65)    (5.81)    39.88     12.68    145,734     1.03      0.40      68.1
1998     35.11     0.26     9.38        9.64    (0.26)  (3.85)    (4.11)    40.64     27.51    160,698     1.04      0.71      64.6

QUANTITATIVE EQUITY FUND
2003*     2.74     0.01     0.32        0.33     0.00    0.00      0.00      3.07     12.04     15,891     1.68      0.74     125.1
2002      3.49     0.00    (0.75)      (0.75)    0.00    0.00      0.00      2.74    (21.49)    15,145     1.67     (0.10)     74.7
2001      3.86     0.00    (0.37)      (0.37)    0.00    0.00      0.00      3.49     (9.59)    22,387     1.41     (0.30)     91.5
2000      5.23     0.00    (0.42)      (0.42)   (0.01)  (0.94)    (0.95)     3.86     (7.32)    29,824     1.23      0.02     106.6
1999      5.79     0.02     0.73        0.75    (0.03)  (1.28)    (1.31)     5.23     13.90     76,452     1.08      0.24      95.6
1998      5.84     0.05     1.46        1.51    (0.06)  (1.50)    (1.56)     5.79     26.71     73,884     1.06      0.49      89.4

WEISS, PECK & GREER MUTUAL FUNDS


FINANCIAL HIGHLIGHTS (FOR THE YEARS ENDED DECEMBER 31 EXCEPT FOR 2003 WHICH IS FOR THE SIX MONTHS ENDED JUNE 30)

               $ PER SHARE                                                                                        RATIOS (A)

                                       TOTAL                                                                       RATIO OF
                              NET     INCOME/   DIVI-   DISTRI-                                                      NET
                           REALIZED   (LOSS)    DENDS   BUTIONS                                  NET     RATIO OF INVESTMENT
         NET        NET       AND      FROM     FROM     FROM                 NET               ASSETS   EXPENSES  INCOME
        ASSET      INVEST- UNREALIZED INVEST-    NET      NET                ASSET                AT        TO       TO       PORT-
       VALUE AT     MENT   GAINS OR    MENT     MENT    REALIZED   TOTAL    VALUE AT            END OF   AVERAGE   AVERAGE    FOLIO
       BEGINNING   INCOME (LOSSES)ON   OPERA-  INVEST-  CAPITAL   DISTRI-    END OF    TOTAL    PERIOD     NET      NET     TURNOVER
        OF YEAR    (LOSS) INVESTMENTS  TIONS   INCOME    GAINS    BUTIONS    PERIOD    RETURN  ($000'S)   ASSETS   ASSETS     RATE
------------------------------------------------------------------------------------------------------------------------------------
CORE BOND
2003*   $10.44     $0.16    $0.32      $0.48    $(0.16)   $0.00    $(0.16)   $10.76     4.64%    $113,390    0.48%   3.07%    631.5%
2002      9.80      0.40     0.64       1.04     (0.40)    0.00     (0.40)    10.44    10.87      105,261    0.50    4.02     539.2
2001      9.40      0.49     0.40       0.89     (0.49)    0.00     (0.49)     9.80     9.64      123,797    0.50    5.04     431.5
2000      9.07      0.60     0.33       0.93     (0.60)    0.00     (0.60)     9.40    10.66      114,547    0.50    6.58     509.0
1999      9.64      0.56    (0.57)     (0.01)   (0.56)     0.00     (0.56)     9.07    (0.12)     137,487    0.50    5.98     531.2
1998      9.34      0.54     0.30       0.84     (0.54)    0.00     (0.54)     9.64     9.26      139,463    0.50    5.71     684.9

INTERMEDIATE MUNICIPAL BOND
2003*    10.81      0.20     0.16       0.36     (0.20)    0.00     (0.20)    10.97     3.35       21,024     0.85   3.69%    27.8
2002     10.40      0.42     0.57       0.99     (0.42)   (0.16)    (0.58)    10.81     9.70       20,447     0.85   3.90     43.5
2001     10.44      0.46     0.00       0.46     (0.44)   (0.06)    (0.50)    10.40     4.42       19,067     0.84   4.18     34.6
2000     10.05      0.46     0.39       0.85     (0.46)    0.00     (0.46)    10.44     8.73       16,941     0.81   4.58     23.8
1999     10.55      0.44    (0.50)     (0.06)    (0.44)    0.00     (0.44)    10.05    (0.54)      20,210     0.85   4.32     83.2
1998     10.45      0.45     0.14       0.59     (0.47)   (0.02)    (0.49)    10.55     5.72       25,341     0.85   4.23     45.7

GOVERNMENT MONEY MARKET
2003*     1.00      0.00     0.00       0.00      0.00     0.00      0.00      1.00     0.21       124,427    0.83   0.43     N/A
2002      1.00      0.01     0.00       0.01     (0.01)    0.00     (0.01)     1.00     1.07       128,876    0.75   1.15     N/A
2001      1.00      0.04     0.00       0.04     (0.04)    0.00     (0.04)     1.00     3.61       391,853    0.69   3.57     N/A
2000      1.00      0.06     0.00       0.06     (0.06)    0.00     (0.06)     1.00     5.74       375,679    0.68   5.59     N/A
1999      1.00      0.04     0.00       0.04     (0.04)    0.00     (0.04)     1.00     4.45       372,448    0.70   4.36     N/A
1998      1.00      0.05     0.00       0.05     (0.05)    0.00     (0.05)     1.00     4.80       428,443    0.73   4.62     N/A

TAX FREE MONEY MARKET
2003*     1.00      0.00     0.00       0.00      0.00     0.00      0.00      1.00     0.33       137,792    0.74   0.66     N/A
2002      1.00      0.01     0.00       0.01     (0.01)    0.00     (0.01)     1.00     1.02       161,940    0.69   1.02     N/A
2001      1.00      0.03     0.00       0.03     (0.03)    0.00     (0.03)     1.00     2.51       205,904    0.67   2.52     N/A
2000      1.00      0.04     0.00       0.04     (0.04)    0.00     (0.04)     1.00     3.71       208,911    0.70   3.67     N/A
1999      1.00      0.03     0.00       0.03     (0.03)    0.00     (0.03)     1.00     2.80       117,520    0.76   2.76     N/A
1998      1.00      0.03     0.00       0.03     (0.03)    0.00     (0.03)     1.00     3.05       131,268    0.75   3.01     N/A

* Unaudited



(A) Ratios and Portfolio Turnover for 2003 are annualized

WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

The Adviser agreed to cap certain Funds' operating expenses and not to impose its full fee for certain periods. This has resulted in a waiver of a portion of the Investment Advisory Fee for Core Bond, Intermediate Municipal Bond and Quantitative Equity. The Adviser may not discontinue or modify this cap without the approval of the Funds' Trustees. Had the Adviser not so agreed, and had the Funds not received a custody fee earnings credit, the total return would have been lower and the net investment income/(loss) per share, ratio of expenses to average net assets and ratio of net income to average net assets would have been:

                                                            Ratio of
                                                            Net
                                           Ratio of         Investment
                                           Expenses         Income
                                           to Average       to Average
                                           Net Assets       Net Assets
QUANTITATIVE EQUITY
2003 *                                     1.88%            0.54%
2001                                       1.42%            (0.31)%
2000                                       1.24%            0.01%
1998                                       1.07%            0.48%
CORE BOND
2003 *                                     0.81%            2.74%
2002                                       0.83%            3.69%
2001                                       0.81%            4.73%
2000                                       0.79%            6.29%
1999                                       0.81%            5.67%
1998                                       0.89%            5.32%
INTERMEDIATE MUNICIPAL BOND
2003 *                                     1.15%            3.39%
2002                                       1.17%            3.58%
2001                                       1.15%            3.87%
2000                                       1.04%            4.35%
1999                                       1.08%            4.09%
1998                                       1.06%            4.02%
GOVERNMENT MONEY MARKET
2002                                       0.76%            1.14%
TAX FREE MONEY MARKET
1998                                       0.76%            3.00%

For the Tudor and Large Cap Growth Funds, custody fee earnings credit had an effect of less than 0.01% per share on the above ratios. The custody fee earnings credit had an effect of less than 0.01% on the above ratios in 1999 and 2002 for the Quantitative Equity Fund, in 1998, 1999, 2000, 2001 and 2003 for the Government Money Market Fund and 1999, 2000, 2001, 2002 and 2003 for the Tax Free Money Market Fund.



*Unaudited.

WEISS, PECK & GREER MUTUAL FUNDS

INFORMATION ON TRUSTEES - (UNAUDITED)

TRUSTEES
NAME, ADDRESS, DATE OF BIRTH
POSITION(S) HELD WITH             PRINCIPAL
FUND AND LENGTH OF SERVICE        OCCUPATION(S)                           OTHER DIRECTORSHIPS
AS A TRUSTEE                      PAST 5 YEARS                            HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
ROGER J. WEISS                    Senior Managing                         Trustee Fellow of Cornell University
One New York Plaza                Director of WPG                         Member of Board of Overseers of
New York, NY 10004                                                        Cornell Medical College
4/29/39                                                                   Vice Chairman of Cornell University
Chairman of the Board and                                                 Investment Committee
Trustee since 1988                                                        Member of Cornell Law School and
                                                                          Athletic Advisory Councils
                                                                          Trustee of the Chess-in-the-Schools
                                                                          Program
                                                                          Member of the Board of Gray Peak
                                                                          Technologies
-------------------------------------------------------------------------------------------------------------------------------
RAYMOND R. HERRMANN, JR.          Chairman of the Board of                Life Member of Board of Overseers
60 E. 42nd Street                 Sunbelt Beverage Corp.                  of Cornell Medical College
Suite 1915                                                                Director of Sky Ranch for Boys
New York, NY 10165
9/11/20
Trustee since 1970
-------------------------------------------------------------------------------------------------------------------------------
ROBERT A. STRANIERE               Member of New York State                Director of various Reich and
182 Rose Avenue                   Assembly                                Tang Funds
Staten Island, NY 10306           Sole proprietor of Straniere
3/28/41                           Law Firm
Trustee since 1992
-------------------------------------------------------------------------------------------------------------------------------
WILLIAM B. ROSS                   Self-employed Financial Consultant
4044 N. Farwell Avenue
Shorewood, WI 53211
8/22/27
Trustee since 1972
-------------------------------------------------------------------------------------------------------------------------------
LAWRENCE J. ISRAEL                Private Investor                        Member of Board of Governors
170 Broadway                                                              of Touro Infirmary
Suite 249                                                                 Member of Touro Foundation Board
New Orleans, LA 70018                                                     Member of Board of Administrators
12/13/34                                                                  and Executive Committee of
Trustee since 1990                                                        Tulane University
                                                                          Member of the Intercollegiate Athletics
                                                                          Committee of the Administrators of
                                                                          Tulane Educational Fund
-------------------------------------------------------------------------------------------------------------------------------
GRAHAM E. JONES                  Senior Vice President, BGK Realty Inc.   Trustee of various investment
330 Garfield Street                                                       companies of Deutsche Asset
Santa Fe, NM 87501                                                        Management
1/31/33                                                                   Trustee various investment companies
Trustee since 1985                                                        managed by Sun Capital Advisors.


                     ONE NEW YORK PLAZA, NEW YORK, NY 10004


INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE

Raymond R. Herrmann, Jr.                  William B. Ross
Lawrence J. Israel                        Robert A. Straniere
Graham E. Jones

OFFICERS
ROGER J. WEISS
  Chairman of the Board and Trustee - all funds
WALTER PRENDERGAST
  President - WPG Tudor Fund
RONALD M. HOFFNER
  Executive Vice President and Treasurer - all funds
JOSEPH J. REARDON
  Vice President and Secretary - all funds
STEVEN M. PIRES
  Assistant Vice President - all funds
C. LENNIS KOONTZ
  Vice President - WPG Large Cap Growth Fund
DANIEL S. VANDIVORT
  President - WPG Funds Trust
EASTON RAGSDALE
  Vice President - WPG Quantitative Equity Fund
PETER ALBANESE
  Vice President - WPG Quantitative Equity Fund
JANET A. FIORENZA
  Vice President - WPG Tax Free Money Market Fund
S. BLAKE MILLER
  Vice President - WPG Intermediate Municipal Bond Fund
SID BAKST
  Vice President - WPG Core Bond Fund
THOMAS J. GIRARD
Vice President - WPG Government Money Market Fund


INVESTMENT ADVISER
Weiss, Peck & Greer, LLC One New York
Plaza New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND TRANSFER AGENT
PFPC Inc. P.O. Box 9806 Providence,
RI 02940

DISTRIBUTOR
PFPC Distributors, Inc. 760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Hale  and   Dorr  60  State   Street
Boston, MA  02109

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Weiss, Peck & Greer Funds. Such offering is made only by prospectus, which includes details as to offering and other material information.

ITEM 2. CODE OF ETHICS.

Not applicable


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable


ITEM 6. Reserved


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable

ITEM 8. Reserved


ITEM 9. CONTROLS AND PROCEDURES.

(A) Disclosure Controls and Procedures. The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(B) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these internal controls subsequent to the date of the most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(A) ANY CODE OF ETHICS OR AMENDMENT THERETO.
    Not applicable

(B) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

(C) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.





SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           Weiss, Peck & Greer Funds Trust

           By (Signature and Title)   /s/ ROGER J. WEISS
                                    --------------------
                                    Roger J. Weiss, Principal Executive Officer


           Date   September 4, 2003
                  ------------------




           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           Weiss, Peck & Greer Funds Trust

           By (Signature and Title)   /s/ RONALD M. HOFFNER
                                    -----------------------
                                    Ronald M. Hoffner,
                                    Principal Financial Officer


           Date   September 4, 2003
                  ------------------